UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-6061

                      (Investment Company Act File Number)


                             Federated Index Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  10/31/07


                Date of Reporting Period:  Quarter ended 7/31/07







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED MAX-CAP INDEX FUND
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

    SHARES OR                                                                                                                  VALUE
    PRINCIPAL
    AMOUNT
                   COMMON STOCKS-95.9%1
                   CONSUMER DISCRETIONARY--9.8%
         6,400     Abercrombie & Fitch Co., Class A                                                                  $       447,360
        27,200   2 Amazon.com, Inc.                                                                                        2,136,288
        38,700   2 Apollo Group, Inc., Class A                                                                             2,287,557
        13,796   2 AutoNation, Inc.                                                                                          268,746
        11,430   2 AutoZone, Inc.                                                                                          1,449,438
        56,314   2 Bed Bath & Beyond, Inc.                                                                                 1,950,717
        28,660     Best Buy Co., Inc.                                                                                      1,277,949
         9,621   2 Big Lots, Inc.                                                                                            248,799
         6,641     Black & Decker Corp.                                                                                      574,911
        22,686     Block (H&R), Inc.                                                                                         452,586
         6,099     Brunswick Corp.                                                                                           170,528
        92,871     CBS Corp. (New), Class B                                                                                2,945,868
        34,594     Carnival Corp.                                                                                          1,532,860
        25,900     Catalina Marketing Corp.                                                                                  781,921
         9,086     Centex Corp.                                                                                              338,999
        14,369     Circuit City Stores, Inc.                                                                                 170,991
        51,857     Clear Channel Communications, Inc.                                                                      1,913,523
         3,500   2 Clear Channel Outdoor Holdings, Inc., Class A                                                              96,075
        50,600   2 Coach, Inc.                                                                                             2,300,276
       280,278   2 Comcast Corp., Class A                                                                                  7,362,903
        18,800     D. R. Horton, Inc.                                                                                        306,816
        70,200   2 DIRECTV Group, Inc.                                                                                     1,573,182
        17,382     Darden Restaurants, Inc.                                                                                  739,952
         5,816     Dillards, Inc., Class A                                                                                   173,840
         5,307     Dow Jones & Co.                                                                                           304,516
         6,000     E.W. Scripps Co., Class A                                                                                 245,820
        73,205     Eastman Kodak Co.                                                                                       1,848,426
         6,500   2 Expedia, Inc.                                                                                             172,965
        13,860     Family Dollar Stores, Inc.                                                                                410,533
       126,209   2 Ford Motor Co.                                                                                          1,074,039
         9,849     Fortune Brands, Inc.                                                                                      800,724
        22,680     Gannett Co., Inc.                                                                                       1,131,732
        40,600     Gap (The), Inc.                                                                                           698,320
        41,425     General Motors Corp.                                                                                    1,342,170
         1,600   2 Genesco, Inc.                                                                                              80,880
        11,367     Genuine Parts Co.                                                                                         540,842
        13,108   2 Goodyear Tire & Rubber Co.                                                                                376,462
        10,000   2 Guitar Center, Inc.                                                                                       580,500
        18,320     Harley Davidson, Inc.                                                                                   1,050,102
         5,900     Harman International Industries, Inc.                                                                     684,400
        27,044     Harrah's Entertainment, Inc.                                                                            2,290,356
        14,914     Hasbro, Inc.                                                                                              417,890
        41,939     Hilton Hotels Corp.                                                                                     1,854,123
       187,189     Home Depot, Inc.                                                                                        6,957,815
        53,800   2 IAC Interactive Corp.                                                                                   1,546,212
        23,836     International Game Technology                                                                             841,888
        28,067   2 Interpublic Group Cos., Inc.                                                                              294,423
        13,106     Johnson Controls, Inc.                                                                                  1,482,944
        10,935     Jones Apparel Group, Inc.                                                                                 272,938
         6,092     KB HOME                                                                                                   193,787
        29,208   2 Kohl's Corp.                                                                                            1,775,846
        13,151     Leggett and Platt, Inc.                                                                                   272,620
        10,722     Lennar Corp., Class A                                                                                     328,737
        30,371     Limited Brands, Inc.                                                                                      733,460
         6,778     Liz Claiborne, Inc.                                                                                       238,179
       125,314     Lowe's Cos., Inc.                                                                                       3,510,045
         4,300   2 MGM Mirage                                                                                                314,373
        73,342     Macy's, Inc.                                                                                            2,645,446
        35,346     Marriott International, Inc., Class A                                                                   1,468,626
        28,661     Mattel, Inc.                                                                                              656,624
       113,147     McDonald's Corp.                                                                                        5,416,347
        44,214     McGraw-Hill Cos., Inc.                                                                                  2,674,947
         3,159     Meredith Corp.                                                                                            178,452
         9,905     New York Times Co., Class A                                                                               226,428
        17,310     Newell Rubbermaid, Inc.                                                                                   457,850
       229,798     News Corp., Inc.                                                                                        4,853,334
        52,970     Nike, Inc., Class B                                                                                     2,990,157
        18,718     Nordstrom, Inc.                                                                                           890,602
        22,653   2 Office Depot, Inc.                                                                                        565,419
         6,006     Officemax, Inc.                                                                                           197,477
        32,852     Omnicom Group, Inc.                                                                                     1,704,033
        18,690     Penney (J.C.) Co., Inc.                                                                                 1,271,668
         4,200     Polo Ralph Lauren Corp., Class A                                                                          375,270
        15,584     Pulte Homes, Inc.                                                                                         301,395
        13,685     RadioShack Corp.                                                                                          343,904
         7,137   2 Sears Holdings Corp.                                                                                      976,270
         9,423     Sherwin-Williams Co.                                                                                      656,689
         3,803     Snap-On, Inc.                                                                                             199,011
         6,674     Stanley Works                                                                                             369,272
        48,490     Staples, Inc.                                                                                           1,116,240
       116,568   2 Starbucks Corp.                                                                                         3,110,034
        20,386     Starwood Hotels & Resorts Worldwide, Inc.                                                               1,283,503
         5,400     Station Casinos, Inc.                                                                                     467,262
        33,242     TJX Cos., Inc.                                                                                            922,466
        74,913     Target Corp.                                                                                            4,537,480
        12,796     Tiffany & Co.                                                                                             617,407
           700     Tim Horton's, Inc.                                                                                         21,609
       340,277     Time Warner, Inc.                                                                                       6,553,735
         6,828     Tribune Co.                                                                                               190,911
        15,030     V.F. Corp.                                                                                              1,289,424
        60,100   2 Viacom, Inc., Class B                                                                                   2,301,830
         5,400     Virgin Media, Inc.                                                                                        134,136
       144,134     Walt Disney Co.                                                                                         4,756,422
         6,919     Wendy's International, Inc.                                                                               242,373
         5,640     Whirlpool Corp.                                                                                           575,900
        13,712   2 Wyndham Worldwide Corp.                                                                                   461,409
         2,000   2 Wynn Resorts Ltd.                                                                                         193,120
        44,280     Yum! Brands, Inc.                                                                                       1,418,731
                      TOTAL                                                                                              125,783,365
                   CONSUMER STAPLES--8.6%
       219,129     Altria Group, Inc.                                                                                     14,565,505
        52,324     Anheuser-Busch Cos., Inc.                                                                               2,551,841
        53,874     Archer-Daniels-Midland Co.                                                                              1,810,166
        35,536     Avon Products, Inc.                                                                                     1,279,651
         6,660     Brown-Forman Corp., Class B                                                                               442,490
       120,515     CVS Caremark Corp.                                                                                      4,240,923
        15,423     Campbell Soup Co.                                                                                         568,029
         9,473     Clorox Co.                                                                                                572,738
       215,181     Coca-Cola Co.                                                                                          11,213,082
        22,737     Coca-Cola Enterprises, Inc.                                                                               515,220
        42,340     Colgate-Palmolive Co.                                                                                   2,794,440
       116,704     ConAgra, Inc.                                                                                           2,958,446
        14,100   2 Constellation Brands, Inc., Class A                                                                       309,213
        36,504     Costco Wholesale Corp.                                                                                  2,182,939
         9,700   2 Dean Foods Co.                                                                                            279,069
        43,100     Estee Lauder Cos., Inc., Class A                                                                        1,940,362
        29,255     General Mills, Inc.                                                                                     1,627,163
        24,302     H.J. Heinz Co.                                                                                          1,063,456
        10,922     Hershey Foods Corp.                                                                                       503,504
        20,507     Kellogg Co.                                                                                             1,062,468
        34,186     Kimberly-Clark Corp.                                                                                    2,299,692
       164,233     Kraft Foods, Inc., Class A                                                                              5,378,631
       114,521     Kroger Co.                                                                                              2,972,965
         8,600     McCormick & Co., Inc.                                                                                     293,776
         5,752     Molson Coors Brewing Co., Class B                                                                         511,583
       118,575     PepsiCo, Inc.                                                                                           7,780,892
       255,604     Procter & Gamble Co.                                                                                   15,811,663
         3,500     Reddy Ice Group, Inc.                                                                                     104,125
        12,500     Reynolds American, Inc.                                                                                   764,625
        30,020     SUPERVALU, Inc.                                                                                         1,250,933
        34,423     Safeway Inc.                                                                                            1,097,061
        51,787     Sara Lee Corp.                                                                                            820,824
        40,872     Sysco Corp.                                                                                             1,302,999
        11,524     The Pepsi Bottling Group, Inc.                                                                            385,593
        77,100     Tyson Foods, Inc., Class A                                                                              1,642,230
        11,077     UST, Inc.                                                                                                 593,173
       219,244     Wal-Mart Stores, Inc.                                                                                  10,074,262
        68,296     Walgreen Co.                                                                                            3,017,317
         9,700     Whole Foods Market, Inc.                                                                                  359,288
        16,757     Wrigley (Wm.), Jr. Co.                                                                                    966,544
                      TOTAL                                                                                              109,908,881
                   ENERGY--10.5%
        33,420     Anadarko Petroleum Corp.                                                                                1,682,029
        22,072     Apache Corp.                                                                                            1,784,300
        22,200     BJ Services Co.                                                                                           580,530
        33,581     Baker Hughes, Inc.                                                                                      2,654,578
        41,600     CONSOL Energy, Inc.                                                                                     1,732,640
        28,400     Chesapeake Energy Corp.                                                                                   966,736
       197,716     Chevron Corp.                                                                                          16,857,266
       153,930     ConocoPhillips                                                                                         12,443,701
        53,036     Devon Energy Corp.                                                                                      3,957,016
         1,600     Diamond Offshore Drilling, Inc.                                                                           165,088
        10,600     ENSCO International, Inc.                                                                                 647,342
        17,111     EOG Resources, Inc.                                                                                     1,199,481
        47,805     El Paso Corp.                                                                                             795,953
       538,347     Exxon Mobil Corp.                                                                                      45,829,480
        95,405     Halliburton Co.                                                                                         3,436,488
        20,364     Hess Corp.                                                                                              1,246,277
        60,692     Marathon Oil Corp.                                                                                      3,350,198
        12,500     Murphy Oil Corp.                                                                                          775,500
        20,716   2 Nabors Industries Ltd.                                                                                    605,736
        13,614   2 National-Oilwell, Inc.                                                                                  1,635,178
         9,378     Noble Corp.                                                                                               960,870
        84,122     Occidental Petroleum Corp.                                                                              4,771,400
        18,800     Peabody Energy Corp.                                                                                      794,488
         4,900   2 Pride International, Inc.                                                                                 171,745
        32,752     Rowan Cos., Inc.                                                                                        1,381,807
        83,012     Schlumberger Ltd.                                                                                       7,862,897
        13,600     Smith International, Inc.                                                                                 835,176
        48,824     Spectra Energy Corp.                                                                                    1,243,547
         9,920     Sunoco, Inc.                                                                                              661,862
        27,293   2 Transocean Sedco Forex, Inc.                                                                            2,932,633
        67,857     Valero Energy Corp.                                                                                     4,547,098
        33,541   2 Weatherford International Ltd.                                                                          1,855,824
        47,061     Williams Cos., Inc.                                                                                     1,517,717
        40,232     XTO Energy, Inc.                                                                                        2,193,851
                      TOTAL                                                                                              134,076,432
                   FINANCIALS--19.4%
        21,174     AON Corp.                                                                                                 847,807
        40,576     Ace Ltd.                                                                                                2,342,047
        43,682     Aflac, Inc.                                                                                             2,276,706
        77,081     Allstate Corp.                                                                                          4,096,855
         6,673     Ambac Financial Group, Inc.                                                                               448,092
        17,500     American Capital Strategies Ltd.                                                                          664,475
       113,495     American Express Co.                                                                                    6,643,997
       235,989     American International Group, Inc.                                                                     15,145,774
        18,639     Ameriprise Financial, Inc.                                                                              1,123,373
         8,300     Apartment Investment & Management Co., Class A                                                            350,675
        32,900     Archstone-Smith Trust                                                                                   1,888,789
         9,700     Assurant, Inc.                                                                                            491,984
         5,300     Avalonbay Communities, Inc.                                                                               572,241
        36,785     BB&T Corp.                                                                                              1,376,495
       408,440     Bank of America Corp.                                                                                  19,368,225
        93,272     Bank of New York Mellon Corp.                                                                           3,968,724
         9,034     Bear Stearns Cos., Inc.                                                                                 1,095,101
         8,179     Boston Properties, Inc.                                                                                   772,834
        13,300   2 CB Richard Ellis Services, Inc.                                                                           464,436
        14,300     CIT Group, Inc.                                                                                           588,874
         4,500     CME Group, Inc.                                                                                         2,486,319
           221   2 CNA Financial Corp.                                                                                         9,176
        39,413     Capital One Financial Corp.                                                                             2,788,864
        35,790     Chubb Corp.                                                                                             1,804,174
        16,095     Cincinnati Financial Corp.                                                                                630,924
       488,518     Citigroup, Inc.                                                                                        22,750,283
        11,323     Comerica, Inc.                                                                                            596,269
        15,000     Commerce Bancorp, Inc.                                                                                    501,750
        14,272     Compass Bancshares, Inc.                                                                                  988,764
        40,642     Countrywide Financial Corp.                                                                             1,144,885
        63,800     Crescent Real Estate Equities, Inc.                                                                     1,440,604
         9,100     Developers Diversified Realty                                                                             436,800
        49,631   2 Discover Financial Services                                                                             1,144,006
        38,900   2 E*Trade Group, Inc.                                                                                       720,428
        26,906     Edwards(AG), Inc.                                                                                       2,175,619
        10,300     Equity Inns, Inc.                                                                                         230,308
        18,400     Equity Residential Properties Trust                                                                       732,504
        46,469     Federal Home Loan Mortgage Corp.                                                                        2,661,280
        86,116     Federal National Mortgage Association                                                                   5,153,181
         6,800     Federated Investors, Inc.                                                                                 244,868
        43,393     Fifth Third Bancorp                                                                                     1,600,768
        10,900     First Horizon National Corp.                                                                              345,748
        27,425     Franklin Resources, Inc.                                                                                3,493,122
        23,600     General Growth Properties, Inc.                                                                         1,132,328
        38,378     Genworth Financial, Inc., Class A                                                                       1,171,297
        45,048     Goldman Sachs Group, Inc.                                                                               8,484,340
        31,170     Hartford Financial Services Group, Inc.                                                                 2,863,588
        49,900     Host Marriott Corp.                                                                                     1,053,888
        35,500     Hudson City Bancorp, Inc.                                                                                 433,810
        29,809     Huntington Bancshares, Inc.                                                                               572,333
         1,000   2 InterContinentalExchange, Inc.                                                                            151,130
         1,900     International Securities Exchange Holdings, Inc.                                                          124,830
       320,736     J.P. Morgan Chase & Co.                                                                                14,115,591
        55,592     Janus Capital Group, Inc.                                                                               1,671,096
        26,579     KeyCorp                                                                                                   922,026
        18,701     Kimco Realty Corp.                                                                                        698,108
         8,700     Legg Mason, Inc.                                                                                          783,000
        45,006     Lehman Brothers Holdings, Inc.                                                                          2,790,372
        26,960     Lincoln National Corp.                                                                                  1,626,227
        76,047     Loews Corp.                                                                                             3,604,628
         6,300     M & T Bank Corp.                                                                                          669,627
        10,031     MBIA Insurance Corp.                                                                                      562,739
         6,364     MGIC Investment Corp.                                                                                     246,032
        36,510     Marsh & McLennan Cos., Inc.                                                                             1,005,851
        20,642     Marshall & Ilsley Corp.                                                                                   850,657
        61,425     Merrill Lynch & Co., Inc.                                                                               4,557,735
        91,141     MetLife, Inc.                                                                                           5,488,511
        19,634     Moody's Corp.                                                                                           1,056,309
       101,766     Morgan Stanley                                                                                          6,499,794
        51,764     National City Corp.                                                                                     1,521,344
        13,369     Northern Trust Corp.                                                                                      835,028
         5,800     Nuveen Investments, Class A                                                                               354,612
         1,300     Nymex Holdings Inc.                                                                                       161,850
         7,000     Ohio Casualty Corp.                                                                                       303,870
        31,627     PNC Financial Services Group                                                                            2,107,940
        11,800     Plum Creek Timber Co., Inc.                                                                               458,548
        22,300     Principal Financial Group                                                                               1,257,497
        50,220     Progressive Corp., OH                                                                                   1,053,616
        20,800   2 Prologis                                                                                                1,183,520
        42,723     Prudential Financial, Inc.                                                                              3,786,539
         8,637     Public Storage, Inc.                                                                                      605,367
        60,472     Regions Financial Corp.                                                                                 1,818,393
        25,640     S&P Depository Receipt, ADR                                                                             3,736,261
           300     S&P Depository Receipt, ADR                                                                                46,590
        11,822     SAFECO Corp.                                                                                              691,232
        41,640     SLM Corp.                                                                                               2,047,439
        86,286     Schwab (Charles) Corp.                                                                                  1,736,937
        21,349     Simon Property Group, Inc.                                                                              1,847,329
        24,430     Sovereign Bancorp, Inc.                                                                                   467,590
        94,600     Spirit Finance Corp.                                                                                    1,374,538
        32,024     State Street Corp.                                                                                      2,146,542
        52,491     SunTrust Banks, Inc.                                                                                    4,110,045
        19,955     Synovus Financial Corp.                                                                                   557,942
        22,508     T. Rowe Price Group, Inc.                                                                               1,173,342
        59,849     The Travelers Cos., Inc.                                                                                3,039,132
         8,237     Torchmark Corp.                                                                                           506,905
       159,353     U.S. Bancorp                                                                                            4,772,622
        28,953     UNUMProvident Corp.                                                                                       703,558
        10,400     Vornado Realty Trust                                                                                    1,113,112
       145,196     Wachovia Corp.                                                                                          6,854,703
        61,513     Washington Mutual Bank                                                                                  2,308,583
       307,400     Wells Fargo & Co.                                                                                      10,380,898
        14,866     XL Capital Ltd., Class A                                                                                1,157,467
         6,472     Zions Bancorp                                                                                             482,488
                      TOTAL                                                                                              248,447,374
                   HEALTH CARE--11.0%
       137,941     Abbott Laboratories                                                                                     6,992,229
        71,604     Aetna, Inc.                                                                                             3,442,004
        20,342     Allergan, Inc.                                                                                          1,182,480
        41,884     AmerisourceBergen Corp.                                                                                 1,973,155
       106,457   2 Amgen, Inc.                                                                                             5,720,999
        19,048     Applera Corp.                                                                                             594,679
         6,704     Bard (C.R.), Inc.                                                                                         526,063
         7,200   2 Barr Laboratories, Inc.                                                                                   368,784
         3,332     Bausch & Lomb, Inc.                                                                                       213,015
        55,124     Baxter International, Inc.                                                                              2,899,522
        16,028     Becton, Dickinson & Co.                                                                                 1,223,898
        23,134   2 Biogen Idec, Inc.                                                                                       1,307,996
        79,745   2 Boston Scientific Corp.                                                                                 1,048,647
       182,025     Bristol-Myers Squibb Co.                                                                                5,171,330
        43,110     CIGNA Corp.                                                                                             2,226,200
        34,208     Cardinal Health, Inc.                                                                                   2,248,492
        25,700   2 Celgene Corp.                                                                                           1,556,392
        14,300   2 Coventry Health Care, Inc.                                                                                798,083
        54,073   2 Covidien Ltd.                                                                                           2,214,289
        87,998     Eli Lilly & Co.                                                                                         4,759,812
        24,300   2 Express Scripts, Inc., Class A                                                                          1,218,159
        26,876   2 Forest Laboratories, Inc., Class A                                                                      1,080,415
        17,300   2 Genzyme Corp.                                                                                           1,091,111
        64,028   2 Gilead Sciences, Inc.                                                                                   2,383,762
        10,344   2 Hospira, Inc.                                                                                             400,002
        31,931   2 Humana, Inc.                                                                                            2,046,458
        14,373     IMS Health, Inc.                                                                                          404,312
       262,644     Johnson & Johnson                                                                                      15,889,962
        15,784   2 King Pharmaceuticals, Inc.                                                                                268,486
         9,800   2 Laboratory Corp. of America Holdings                                                                      723,730
        13,043     Manor Care, Inc.                                                                                          826,274
        50,066     McKesson HBOC, Inc.                                                                                     2,891,812
        25,789   2 Medco Health Solutions, Inc.                                                                            2,095,872
        81,866     Medtronic, Inc.                                                                                         4,148,150
       200,355     Merck & Co., Inc.                                                                                       9,947,626
         2,877   2 Millipore Corp.                                                                                           226,161
        80,850   2 Mylan Laboratories, Inc.                                                                                1,296,026
         9,900   2 Patterson Cos., Inc.                                                                                      355,113
        25,807     PerkinElmer, Inc.                                                                                         718,209
       659,264     Pfizer, Inc.                                                                                           15,499,297
        12,192     Quest Diagnostics, Inc.                                                                                   676,290
       168,532     Schering Plough Corp.                                                                                   4,809,903
         5,200   2 Sierra Health Services, Inc.                                                                              211,328
        27,908   2 St. Jude Medical, Inc.                                                                                  1,203,951
        25,102     Stryker Corp.                                                                                           1,567,118
         7,800   2 Tanox, Inc.                                                                                               152,100
        31,305   2 Tenet Healthcare Corp.                                                                                    162,160
        65,953   2 Thermo Electron Corp.                                                                                   3,443,406
       128,925     UnitedHealth Group, Inc.                                                                                6,243,838
         9,000   2 Varian Medical Systems, Inc.                                                                              367,200
         8,400   2 Waters Corp.                                                                                              489,384
         9,283   2 Watson Pharmaceuticals, Inc.                                                                              282,389
        57,060   2 Wellpoint, Inc.                                                                                         4,286,347
        94,754     Wyeth                                                                                                   4,597,464
        21,094   2 Zimmer Holdings, Inc.                                                                                   1,640,269
                      TOTAL                                                                                              140,112,153
                   INDUSTRIALS--10.9%
        66,501     3M Co.                                                                                                  5,913,269
        20,241   2 Allied Waste Industries, Inc.                                                                             260,502
        17,200     American Standard Cos.                                                                                    929,660
         9,700   2 Armor Holdings, Inc.                                                                                      853,406
         6,742     Avery Dennison Corp.                                                                                      413,554
        78,592     Boeing Co.                                                                                              8,128,771
        30,238     Burlington Northern Santa Fe Corp.                                                                      2,483,749
        13,200     C.H. Robinson Worldwide, Inc.                                                                             642,180
        35,664     CSX Corp.                                                                                               1,690,830
        81,736     Caterpillar, Inc.                                                                                       6,440,797
        10,337     Cintas Corp.                                                                                              377,921
        12,814     Cooper Industries Ltd., Class A                                                                           678,117
         7,634     Cummins, Inc.                                                                                             906,156
        17,841     Danaher Corp.                                                                                           1,332,366
        31,486     Deere & Co.                                                                                             3,791,544
        14,123     Donnelley (R.R.) & Sons Co.                                                                               596,838
        14,002     Dover Corp.                                                                                               714,102
         8,700   2 EGL, Inc.                                                                                                 410,379
        12,554     Eaton Corp.                                                                                             1,219,998
        72,997     Emerson Electric Co.                                                                                    3,435,969
         9,916     Equifax, Inc.                                                                                             401,201
        25,568     FedEx Corp.                                                                                             2,831,400
         5,556     Fluor Corp.                                                                                               641,774
        33,216     General Dynamics Corp.                                                                                  2,609,449
       939,636     General Electric Co.                                                                                   36,420,291
         7,390     Goodrich (B.F.) Co.                                                                                       464,905
         7,547     Grainger (W.W.), Inc.                                                                                     659,306
        74,018     Honeywell International, Inc.                                                                           4,256,775
        16,092     ITT Corp.                                                                                               1,011,865
        39,518     Illinois Tool Works, Inc.                                                                               2,175,466
        27,797     Ingersoll-Rand Co., Class A                                                                             1,398,745
        10,475     L-3 Communications Holdings, Inc.                                                                       1,021,941
        26,600     Laidlaw International, Inc.                                                                               904,400
        33,288     Lockheed Martin Corp.                                                                                   3,278,202
        32,036     Masco Corp.                                                                                               871,700
        11,368   2 Monster Worldwide, Inc.                                                                                   442,102
        49,453     Norfolk Southern Corp.                                                                                  2,659,582
        31,000     Northrop Grumman Corp.                                                                                  2,359,100
        21,744     PACCAR, Inc.                                                                                            1,779,094
         7,900   2 PHH Corp.                                                                                                 230,206
         7,689     Pall Corp.                                                                                                319,247
         7,497     Parker-Hannifin Corp.                                                                                     739,804
        16,103     Pitney Bowes, Inc.                                                                                        742,348
        13,100     Precision Castparts Corp.                                                                               1,795,486
        55,655     Raytheon Co.                                                                                            3,081,061
        11,094     Robert Half International, Inc.                                                                           377,085
        11,843     Rockwell Automation, Inc.                                                                                 828,892
        11,943     Rockwell Collins                                                                                          820,484
         3,986     Ryder System, Inc.                                                                                        216,719
        68,920     Southwest Airlines Co.                                                                                  1,079,287
         9,200   2 Terex Corp.                                                                                               793,500
        10,130     Textron Inc.                                                                                            1,143,576
        54,073     Tyco International Ltd.                                                                                 2,557,112
        31,695     Union Pacific Corp.                                                                                     3,776,142
        75,240     United Parcel Service, Inc.                                                                             5,697,173
        88,322     United Technologies Corp.                                                                               6,444,856
        44,324     Waste Management, Inc.                                                                                  1,685,642
                      TOTAL                                                                                              139,736,026
                   INFORMATION TECHNOLOGY--15.9%
         7,200     Acxiom Corp.                                                                                              181,152
        39,710   2 Adobe Systems, Inc.                                                                                     1,599,916
        34,734   2 Advanced Micro Devices, Inc.                                                                              470,298
        14,700   2 Aeroflex, Inc.                                                                                            206,241
        14,600   2  Affiliated Computer Services, Inc., Class A                                                              783,436
        38,772   2 Agilent Technologies, Inc.                                                                              1,479,152
        16,300   2 Akamai Technologies, Inc.                                                                                 553,548
         7,900   2 Alliance Data Systems Corp.                                                                               606,720
        24,439     Altera Corp.                                                                                              566,985
        26,224     Analog Devices, Inc.                                                                                      929,641
        15,200   2 Andrew Corp.                                                                                              213,712
        80,528   2 Apple, Inc.                                                                                            10,610,369
       130,110     Applied Materials, Inc.                                                                                 2,867,624
        16,220   2 Autodesk, Inc.                                                                                            687,241
        49,005     Automatic Data Processing, Inc.                                                                         2,274,812
        52,939   2 Avaya, Inc.                                                                                               875,611
        20,024   2 BMC Software, Inc.                                                                                        575,089
        57,000   2 Bisys Group, Inc.                                                                                         682,290
        30,866   2 Broadcom Corp.                                                                                          1,012,713
         1,850     Broadridge Financial Solutions                                                                             32,542
        42,168     CA, Inc.                                                                                                1,057,573
        20,800     CDW Corp.                                                                                               1,750,736
         7,307   2 CIENA Corp.                                                                                               266,925
        13,900   2 Ceridian Corp.                                                                                            471,210
       494,428   2 Cisco Systems, Inc.                                                                                    14,293,913
        11,230   2 Citrix Systems, Inc.                                                                                      406,189
         9,500   2 Cognizant Technology Solutions Corp.                                                                      769,310
        25,541   2 Computer Sciences Corp.                                                                                 1,422,123
        23,970   2 Compuware Corp.                                                                                           223,640
         7,800   2 Comverse Technology, Inc.                                                                                 150,306
        13,325   2 Convergys Corp.                                                                                           253,841
       136,800   2 Corning, Inc.                                                                                           3,261,312
       214,999   2 Dell, Inc.                                                                                              6,013,522
       166,256     EMC Corp. Mass                                                                                          3,077,399
        24,000   2 Electronic Arts, Inc.                                                                                   1,167,360
        44,280     Electronic Data Systems Corp.                                                                           1,195,117
        14,400     Fidelity National Information Services, Inc.                                                              714,672
       105,132     First Data Corp.                                                                                        3,342,146
        11,267   2 Fiserv, Inc.                                                                                              556,815
        20,046   2 Google Inc.                                                                                            10,223,460
       279,208     Hewlett-Packard Co.                                                                                    12,851,944
       144,662     IBM Corp.                                                                                              16,006,850
       542,880     Intel Corp.                                                                                            12,822,826
        23,430   2 Intuit, Inc.                                                                                              671,035
        12,292   2 JDS Uniphase Corp.                                                                                        176,144
        14,561     Jabil Circuit, Inc.                                                                                       328,059
        98,400   2 Juniper Networks, Inc.                                                                                  2,948,064
        14,525     KLA-Tencor Corp.                                                                                          824,875
        29,500   2  Komag, Inc.                                                                                              944,295
        76,214   2 LSI Logic Corp.                                                                                           548,741
         9,818   2 Lexmark International Group, Class A                                                                      388,204
        17,514     Linear Technology Corp.                                                                                   624,374
        21,700   2 MEMC Electronic Materials, Inc.                                                                         1,330,644
        23,941     Maxim Integrated Products, Inc.                                                                           758,930
       145,250   2 Micron Technology, Inc.                                                                                 1,724,118
       825,174     Microsoft Corp.                                                                                        23,921,794
        11,181     Molex, Inc.                                                                                               316,870
       273,467     Motorola, Inc.                                                                                          4,646,204
        15,274   2 NCR Corp.                                                                                                 797,608
        33,100   2 NVIDIA Corp.                                                                                            1,514,656
        28,914     National Semiconductor Corp.                                                                              751,475
        51,561   2 Network Appliance, Inc.                                                                                 1,461,239
        25,023   2 Novell, Inc.                                                                                              167,904
        13,021   2 Novellus Systems, Inc.                                                                                    371,359
        11,900   2 Opsware, Inc.                                                                                             167,790
       284,243   2 Oracle Corp.                                                                                            5,434,726
        37,657     Paychex, Inc.                                                                                           1,558,247
        12,432   2 Qlogic Corp.                                                                                              165,221
       148,878     Qualcomm, Inc.                                                                                          6,200,769
         3,600   2 Salesforce.com Inc.                                                                                       139,896
        15,300   2 Sandisk Corp.                                                                                             820,539
        80,405   2 Solectron Corp.                                                                                           302,323
       516,686   2 Sun Microsystems, Inc.                                                                                  2,635,099
        82,780   2 Symantec Corp.                                                                                          1,589,376
         6,256     Tektronix, Inc.                                                                                           205,510
        38,987   2 Tellabs, Inc.                                                                                             442,502
        15,901   2 Teradyne, Inc.                                                                                            249,487
       139,791     Texas Instruments, Inc.                                                                                 4,919,245
        54,073   2 Tyco Electronics Ltd.                                                                                   1,936,895
        21,422   2 Unisys Corp.                                                                                              173,304
        18,200   2 Verisign, Inc.                                                                                            540,358
        67,348     Western Union Co.                                                                                       1,343,593
        85,022   2 Xerox Corp.                                                                                             1,484,484
        29,812     Xilinx, Inc.                                                                                              745,300
       108,096   2 Yahoo, Inc.                                                                                             2,513,232
         7,000   2 aQuantive, Inc.                                                                                           463,050
       141,100   2 eBay, Inc.                                                                                              4,571,640
         4,600   2 eFunds Corp.                                                                                              164,450
                      TOTAL                                                                                              203,491,909
                   MATERIALS--3.0%
        16,732     Air Products & Chemicals, Inc.                                                                          1,445,143
         7,800     Alcan, Inc.                                                                                               759,720
       112,148     Alcoa, Inc.                                                                                             4,284,054
         8,045     Allegheny Technologies, Inc.                                                                              844,162
         6,320     Ashland, Inc.                                                                                             385,899
         7,944     Ball Corp.                                                                                                407,289
         6,876     Bemis Co., Inc.                                                                                           202,636
        65,137     Dow Chemical Co.                                                                                        2,832,157
        63,006     Du Pont (E.I.) de Nemours & Co.                                                                         2,944,270
         4,696     Eastman Chemical Co.                                                                                      323,179
        14,306     Ecolab, Inc.                                                                                              602,426
         3,175     Florida Rock Industries, Inc.                                                                             201,644
        33,086     Freeport-McMoRan Copper & Gold, Inc.                                                                    3,109,422
         6,958   2 Hercules, Inc.                                                                                            144,448
         9,200   2 Huntsman Corp.                                                                                            234,232
         7,842     International Flavors & Fragrances, Inc.                                                                  392,963
        35,426     International Paper Co.                                                                                 1,313,242
        17,600     Lyondell Chemical Co.                                                                                     790,240
        18,728     MeadWestvaco Corp.                                                                                        609,409
        51,254     Monsanto Co.                                                                                            3,303,320
         5,300     Myers Industries, Inc.                                                                                    113,367
        32,313     Newmont Mining Corp.                                                                                    1,349,068
        28,668     Nucor Corp.                                                                                             1,439,134
        39,742     PPG Industries, Inc.                                                                                    3,031,122
        11,208   2 Pactiv Corp.                                                                                              354,285
        24,990     Praxair, Inc.                                                                                           1,914,734
        14,458     Rohm & Haas Co.                                                                                           817,166
        15,650     Sealed Air Corp.                                                                                          426,463
         9,560     Sigma-Aldrich Corp.                                                                                       433,259
         9,024     Temple-Inland, Inc.                                                                                       524,565
        11,410     United States Steel Corp.                                                                               1,121,489
         6,606     Vulcan Materials Co.                                                                                      632,326
        23,567     Weyerhaeuser Co.                                                                                        1,678,913
                      TOTAL                                                                                               38,965,746
                   TELECOMMUNICATION SERVICES--3.5%
       571,639   3 AT&T, Inc.                                                                                             22,385,383
        40,446     Alltel Corp.                                                                                            2,667,414
         3,200     CT Communications, Inc.                                                                                    98,080
        12,330     CenturyTel, Inc.                                                                                          565,577
        27,338     Citizens Communications Co., Class B                                                                      394,487
        10,319     Embarq Corp.                                                                                              637,611
       135,472   2 Qwest Communications International, Inc.                                                                1,155,576
       211,395     Sprint Nextel Corp.                                                                                     4,339,939
       266,854     Verizon Communications                                                                                 11,373,317
        44,418      Windstream Corp.                                                                                         611,192
                      TOTAL                                                                                               44,228,576
                   UTILITIES--3.3%
       114,339   2 AES Corp.                                                                                               2,246,761
        16,343   2 Allegheny Energy, Inc.                                                                                    853,595
        12,457     Ameren Corp.                                                                                              597,687
        28,904     American Electric Power Co., Inc.                                                                       1,257,035
        11,792     CMS Energy Corp.                                                                                          190,559
        21,414     CenterPoint Energy, Inc.                                                                                  352,903
        21,541     Consolidated Edison Co.                                                                                   940,911
        13,424     Constellation Energy Group                                                                              1,124,931
        12,767     DTE Energy Co.                                                                                            592,133
        34,207     Dominion Resources, Inc.                                                                                2,880,914
       160,349     Duke Energy Corp.                                                                                       2,730,743
        34,854   2 Dynegy, Inc.                                                                                              310,549
        32,658     Edison International                                                                                    1,727,282
        19,682     Entergy Corp.                                                                                           1,967,413
        69,238     Exelon Corp.                                                                                            4,857,046
        28,782     FPL Group, Inc.                                                                                         1,661,585
        21,584     FirstEnergy Corp.                                                                                       1,311,228
         5,827     Integrys Energy Group, Inc.                                                                               288,377
        11,356     KeySpan Corp.                                                                                             471,842
         1,589     NICOR, Inc.                                                                                                62,623
        22,180     NiSource, Inc.                                                                                            422,973
        33,736     P G & E Corp.                                                                                           1,444,238
        28,374     PPL Corp.                                                                                               1,337,550
         6,118     Pinnacle West Capital Corp.                                                                               229,303
        16,107     Progress Energy, Inc.                                                                                     703,232
        21,969     Public Service Enterprises Group, Inc.                                                                  1,892,629
        12,100     Questar Corp.                                                                                             623,029
        20,441     Sempra Energy                                                                                           1,077,650
        49,886     Southern Co.                                                                                            1,678,165
       112,688     TECO Energy, Inc.                                                                                       1,818,784
        45,516     TXU Corp.                                                                                               2,969,919
        71,324     Xcel Energy, Inc.                                                                                       1,447,877
                      TOTAL                                                                                               42,071,466
                      TOTAL COMMON STOCKS                                                                              1,226,821,928
                      (IDENTIFIED COST $521,368,687)
                   CORPORATE BONDS--0.1%
                   HEALTH CARE--0.0%
  $    250,000 4,5 Genzyme Corp., Conv. Bond, 1.25%, 12/1/2023                                                               264,130
                   INDUSTRIALS--0.1%
       227,000     Tyco International Group, Conv. Bond, 3.125%, 1/15/2023                                                   325,014
                      TOTAL CORPORATE BONDS                                                                                  589,144
                      (IDENTIFIED COST $583,871)
                   REPURCHASE AGREEMENT--3.9%
    50,215,000     Interest in $2,000,000,000 joint repurchase agreement 5.29%, dated 7/31/2007, under which ABN          50,215,000
                   AMRO Bank NV, New York will repurchase U.S. Government Agency securities with various maturities to 7/1/2047 for $2,000,293,889 on 8/1/2007. The market value of the underlying securities at the end of the period was $2,046,163,936. (AT COST)
                      TOTAL INVESTMENTS-99.9%                                                                          1,277,626,072
                      (IDENTIFIED COST $572,167,558)6
                      OTHER ASSETS AND LIABILITIES-NET-0.1%                                                                1,062,648
                      TOTAL NET ASSETS-100%                                                                          $ 1,278,688,720

1 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $73,460,475 at July 31, 2007, which represents 5.7% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is 101.8%.

2    Non-income producing security.

3 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

4 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2007, this restricted security amounted to $264,130, which represented 0.0% of total net assets.

5 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At July 31, 2007, this liquid restricted security amounted to $264,130, which represented 0.0% of total net assets.

6 At July 31, 2007, the cost of investments for federal tax purposes was $572,167,558. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $705,458,514. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $710,743,874, and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,285,360.


 At July 31, 2007, the Fund had the following outstanding futures contracts:

 DESCRIPTION                 NUMBER OF   NOTIONAL    EXPIRATION      UNREALIZED
                             CONTRACTS   VALUE       DATE           DEPRECIATION
 2S&P 500 Index Long Futures 201         $73,460,475 September 2007 $(4,264,945)


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

The following acronym is used throughout this portfolio:

 ADR --American Depositary Receipt






FEDERATED MID-CAP INDEX FUND
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

  SHARES OR PRINCIPAL AMOUNT     VALUE

                    COMMON STOCKS - 91.4%1
                    CONSUMER DISCRETIONARY--12.5%
         48,310   2 99 Cents Only Stores                                                                             $       587,933
        102,750     Advance Auto Parts, Inc.                                                                               3,572,617
         49,200   2 Aeropostale, Inc.                                                                                      1,873,536
        190,893     American Eagle Outfitters, Inc.                                                                        4,631,064
         58,270     American Greetings Corp., Class A                                                                      1,441,017
         65,880 2,3 AnnTaylor Stores Corp.                                                                                 2,069,950
         77,366   3 Applebee's International, Inc.                                                                         1,903,204
         71,388     ArvinMeritor, Inc.                                                                                     1,415,624
         53,050     Barnes & Noble, Inc.                                                                                   1,779,827
         39,100   3 Beazer Homes USA, Inc.                                                                                   547,009
         90,332     Belo (A.H.) Corp., Series A                                                                            1,616,943
         27,100     Blyth Industries, Inc.                                                                                   604,872
         32,000     Bob Evans Farms, Inc.                                                                                  1,038,400
         63,502     Borders Group, Inc.                                                                                    1,038,893
         55,188     BorgWarner, Inc.                                                                                       4,771,003
         40,927     Boyd Gaming Corp.                                                                                      1,804,881
        109,986     Brinker International, Inc.                                                                            2,963,023
         26,868     CBRL Group, Inc.                                                                                       1,032,537
         63,300     Callaway Golf Co.                                                                                      1,027,359
        210,426   2 CarMax, Inc.                                                                                           5,035,494
         93,494 2,3 Career Education Corp.                                                                                 2,774,902
         38,200     Catalina Marketing Corp.                                                                               1,153,258
        121,800   2 Charming Shoppes, Inc.                                                                                 1,203,384
         78,273 2,3 Cheesecake Factory, Inc.                                                                               1,927,081
        169,076   2 Chicos Fas, Inc.                                                                                       3,273,311
         58,700   2 Coldwater Creek, Inc.                                                                                  1,155,803
         78,476 2,3 Corinthian Colleges, Inc.                                                                              1,057,072
         55,744     DeVRY, Inc.                                                                                            1,806,106
         37,110   2 Dick's Sporting Goods, Inc.                                                                            2,086,695
        102,682   2 Dollar Tree Stores, Inc.                                                                               3,928,613
         31,369     Entercom Communication Corp.                                                                             708,312
        156,200     Foot Locker, Inc.                                                                                      2,899,072
         50,444   3 Furniture Brands International, Inc.                                                                     555,893
        149,400   2 GameStop Corp.                                                                                         6,028,290
        140,900     Gentex Corp.                                                                                           2,781,366
         94,500   2 Hanesbrands, Inc.                                                                                      2,930,445
         52,188     Harte-Hanks                                                                                            1,229,027
         39,988 2,3 Hovnanian Enterprises, Inc., Class A                                                                     529,441
         33,044   2 ITT Educational Services, Inc.                                                                         3,491,429
         33,731     International Speedway Corp., Class A                                                                  1,615,378
         75,068   2 Lear Corp.                                                                                             2,520,783
         40,156     Lee Enterprises, Inc.                                                                                    707,147
         35,600     M.D.C. Holdings, Inc.                                                                                  1,637,600
         32,130     Matthews International Corp., Class A                                                                  1,229,294
         25,850     Media General, Inc., Class A                                                                             728,970
         30,000     Modine Manufacturing Co.                                                                                 768,000
         52,688 2,3 Mohawk Industries, Inc.                                                                                4,742,447
          4,680   2 NVR, Inc.                                                                                              2,707,286
         58,770 2,3 NetFlix, Inc.                                                                                          1,012,607
        108,500 2,3 O'Reilly Automotive, Inc.                                                                              3,614,135
         70,700   2 Pacific Sunwear of California                                                                          1,274,014
         65,347   2 Payless ShoeSource, Inc.                                                                               1,739,537
        129,876     PetSmart, Inc.                                                                                         4,198,891
         55,170     Phillips Van Heusen Corp.                                                                              2,872,150
         45,850     Regis Corp. Minnesota                                                                                  1,598,331
         65,957   2 Rent-A-Center, Inc.                                                                                    1,280,225
        140,025     Ross Stores, Inc.                                                                                      4,050,923
         56,113     Ruby Tuesday, Inc.                                                                                     1,248,514
         43,200     Ryland Group, Inc.                                                                                     1,436,400
        143,399   2 Saks, Inc.                                                                                             2,654,315
         27,881   2 Scholastic Corp.                                                                                         897,211
         64,000 2,3 Scientific Games Holdings Corp.                                                                        2,195,840
         54,638     Sothebys Holdings, Inc., Class A                                                                       2,335,774
         13,950     Strayer Education, Inc.                                                                                2,113,843
         33,500     Thor Industries, Inc.                                                                                  1,374,170
         52,000   2 Timberland Co., Class A                                                                                1,236,040
        120,800 2,3 Toll Brothers, Inc.                                                                                    2,649,144
         55,860     Tupperware Brands Corp.                                                                                1,452,919
        105,700   2 Urban Outfitters, Inc.                                                                                 2,120,342
         43,962   2 Valassis Communications, Inc.                                                                            521,829
         44,460   2 Warnaco Group, Inc.                                                                                    1,605,451
          5,415     Washington Post Co., Class B                                                                           4,281,911
         42,390     Wiley (John) & Sons, Inc., Class A                                                                     1,792,673
        106,551     Williams-Sonoma, Inc.                                                                                  3,280,705
                        TOTAL                                                                                            153,769,485
                    CONSUMER STAPLES--2.6%
         74,340     Alberto-Culver Co.                                                                                     1,748,477
         63,663   2 BJ's Wholesale Club, Inc.                                                                              2,161,995
         61,655     Church and Dwight, Inc.                                                                                3,024,794
         55,250 2,3 Energizer Holdings, Inc.                                                                               5,574,725
         58,800   2 Hansen Natural Corp.                                                                                   2,384,340
         68,714     Hormel Foods Corp.                                                                                     2,365,136
         25,149     Lancaster Colony Corp.                                                                                   973,769
         54,900   2 NBTY, Inc.                                                                                             2,390,346
         60,451     PepsiAmericas, Inc.                                                                                    1,672,679
         34,600     Ruddick Corp.                                                                                            961,880
        113,017   2 Smithfield Foods, Inc.                                                                                 3,510,308
         53,024     Smucker (J.M.) Co.                                                                                     2,959,269
         27,313     Tootsie Roll Industries, Inc.                                                                            683,644
         27,237     Universal Corp.                                                                                        1,503,755
                        TOTAL                                                                                             31,915,117
                    ENERGY--8.5%
        137,200   3 Arch Coal, Inc.                                                                                        4,100,908
         32,040   2 Bill Barrett Corp.                                                                                     1,099,613
        109,012   2 Cameron International Corp.                                                                            8,502,936
         82,620     Cimarex Energy Co.                                                                                     3,127,167
        114,800   2 Denbury Resources, Inc.                                                                                4,592,000
         52,380   2 Encore Acquisition Co.                                                                                 1,355,071
         64,240   2 FMC Technologies, Inc.                                                                                 5,879,245
         77,198 2,3 Forest Oil Corp.                                                                                       3,124,203
        107,910     Frontier Oil Corp.                                                                                     4,179,354
        124,467   2 Grant Prideco, Inc.                                                                                    6,982,599
         97,557 2,3 Hanover Compressor Co.                                                                                 2,324,783
        102,314     Helmerich & Payne, Inc.                                                                                3,311,904
        127,100 2,3 Newfield Exploration Co.                                                                               6,107,155
        166,988     Noble Energy, Inc.                                                                                    10,209,646
         23,613     Overseas Shipholding Group, Inc.                                                                       1,832,133
        161,788     Patterson-UTI Energy, Inc.                                                                             3,704,945
        121,851     Pioneer Natural Resources, Inc.                                                                        5,544,220
         71,219   2 Plains Exploration & Production Co.                                                                    3,077,373
         58,057     Pogo Producing Co.                                                                                     3,092,116
        166,138   2 Pride International, Inc.                                                                              5,823,137
         55,300   2 Quicksilver Resources, Inc.                                                                            2,329,236
        164,500   2 Southwestern Energy Co.                                                                                6,683,635
         83,250   2 Superior Energy Services, Inc.                                                                         3,356,640
         58,325     Tidewater, Inc.                                                                                        3,990,596
                        TOTAL                                                                                            104,330,615
                    FINANCIALS--14.2%
         97,557     AMB Property Corp.                                                                                     5,197,837
         67,266     American Financial Group, Inc.                                                                         1,889,502
        110,806 2,3 Americredit Corp.                                                                                      2,253,794
        125,233     Associated Banc Corp.                                                                                  3,599,196
         84,401     Astoria Financial Corp.                                                                                1,987,644
         50,063     Bank of Hawaii Corp.                                                                                   2,404,025
        167,125     Berkley, W. R. Corp.                                                                                   4,916,818
        108,076     Brown & Brown                                                                                          2,777,553
         51,100     Cathay Bancorp, Inc.                                                                                   1,564,171
         40,394     City National Corp.                                                                                    2,859,491
        145,682     Colonial BancGroup, Inc.                                                                               3,177,324
         47,340     Commerce Group, Inc.                                                                                   1,360,078
         43,110   3 Cousins Properties, Inc.                                                                               1,108,358
         56,990     Cullen Frost Bankers, Inc.                                                                             2,830,693
        123,012     Eaton Vance Corp.                                                                                      5,149,282
         74,206     Edwards(AG), Inc.                                                                                      6,000,297
         36,270     Equity One, Inc.                                                                                         837,112
         62,457   3 Everest Re Group Ltd.                                                                                  6,136,400
        216,998     Fidelity National Financial, Inc., Class A                                                             4,533,088
         97,008     First American Financial Corp.                                                                         4,490,500
         25,920     First Community Bancorp                                                                                1,301,702
        113,600     First Niagara Financial Group, Inc.                                                                    1,460,896
         74,231     FirstMerit Corp.                                                                                       1,360,654
         98,307     Gallagher (Arthur J.) & Co.                                                                            2,711,307
         46,438     Greater Bay Bancorp                                                                                    1,248,253
        105,562     HCC Insurance Holdings, Inc.                                                                           3,090,855
         48,900     Hanover Insurance Group, Inc.                                                                          2,146,221
         55,500     Highwoods Properties, Inc.                                                                             1,805,415
         38,500     Horace Mann Educators Corp.                                                                              686,455
         93,442     Hospitality Properties Trust                                                                           3,584,435
         69,931   3 IndyMac Bancorp, Inc.                                                                                  1,538,482
        107,800     Jefferies Group, Inc.                                                                                  2,831,906
        158,856   3 Leucadia National Corp.                                                                                5,972,986
         86,850     Liberty Property Trust                                                                                 3,257,744
         71,800     Macerich Co. (The)                                                                                     5,252,170
         66,217     Mack-Cali Realty Corp.                                                                                 2,555,976
         33,700     Mercury General Corp.                                                                                  1,744,986
         92,290   3 Nationwide Health Properties, Inc.                                                                     2,199,271
        277,868     New York Community Bancorp, Inc.                                                                       4,509,798
         76,050     Nuveen Investments, Class A                                                                            4,649,697
         58,600     Ohio Casualty Corp.                                                                                    2,543,826
        219,363     Old Republic International Corp.                                                                       4,027,505
         85,275     PMI Group, Inc.                                                                                        2,905,319
         39,294     Potlatch Corp.                                                                                         1,716,755
         71,344     Protective Life Corp.                                                                                  3,069,219
         78,782     Radian Group, Inc.                                                                                     2,655,741
         86,650     Raymond James Financial, Inc.                                                                          2,657,556
         72,669     Rayonier, Inc.                                                                                         3,076,805
         66,700     Regency Centers Corp.                                                                                  4,326,829
        120,602     SEI Investments Co.                                                                                    3,287,611
         35,588   2 SVB Financial Group                                                                                    1,874,776
         50,188     StanCorp Financial Group, Inc.                                                                         2,356,828
        112,114     TCF Financial Corp.                                                                                    2,756,883
        138,127     UDR, Inc.                                                                                              3,189,352
         41,731     Unitrin, Inc.                                                                                          1,768,560
         77,975     Waddell & Reed Financial, Inc., Class A                                                                1,965,750
         77,831     Washington Federal, Inc.                                                                               1,753,532
         52,100     Webster Financial Corp. Waterbury                                                                      2,264,266
         75,200     Weingarten Realty Investors                                                                            2,753,072
         28,900     WestAmerica Bancorp.                                                                                   1,182,877
         63,919     Wilmington Trust Corp.                                                                                 2,489,006
                        TOTAL                                                                                            173,604,440
                    HEALTH CARE--10.8%
         60,815 2,3 Advanced Medical Optics, Inc.                                                                          1,838,437
         70,000   2 Affymetrix, Inc.                                                                                       1,706,600
         43,425   2 Apria Healthcare Group, Inc.                                                                           1,138,604
         62,625     Beckman Coulter, Inc.                                                                                  4,435,103
         66,090   2 Cephalon, Inc.                                                                                         4,966,003
         63,720   2 Cerner Corp.                                                                                           3,368,876
         67,169   2 Charles River Laboratories International, Inc.                                                         3,437,709
         93,363   2 Community Health Systems, Inc.                                                                         3,631,821
         60,119   2 Covance, Inc.                                                                                          4,242,598
        110,900   2 Cytyc Corp.                                                                                            4,668,890
        150,526     Dentsply International, Inc.                                                                           5,492,694
         58,213   2 Edwards Lifesciences Corp.                                                                             2,675,469
        133,300   2 Endo Pharmaceuticals Holdings, Inc.                                                                    4,533,533
         49,600   2 Gen-Probe, Inc.                                                                                        3,125,296
        247,910   2 Health Management Association, Class A                                                                 1,998,155
        109,804   2 Health Net, Inc.                                                                                       5,439,690
         84,388   2 Henry Schein, Inc.                                                                                     4,585,644
         58,325     Hillenbrand Industries, Inc.                                                                           3,676,808
         37,300   2 Intuitive Surgical, Inc.                                                                               7,930,353
         46,680   2 Invitrogen Corp.                                                                                       3,351,624
         30,690   2  Kindred Healthcare, Inc.                                                                                821,878
         43,830   2 Kyphon, Inc.                                                                                           2,876,125
         59,150   2 LifePoint Hospitals, Inc.                                                                              1,747,883
         87,054   2 Lincare Holdings, Inc.                                                                                 3,106,957
         57,200     Medicis Pharmaceutical Corp., Class A                                                                  1,631,916
        306,152   2 Millennium Pharmaceuticals, Inc.                                                                       3,089,074
        120,594   3 Omnicare, Inc.                                                                                         3,998,897
        110,632   2 PDL BioPharma, Inc.                                                                                    2,598,746
         35,462   2 Par Pharmaceutical Cos., Inc.                                                                            840,095
         73,288     Perrigo Co.                                                                                            1,366,821
         99,200     Pharmaceutical Product Development, Inc.                                                               3,323,200
         52,900   2 Psychiatric Solutions, Inc.                                                                            1,803,361
         73,100   2 ResMed, Inc.                                                                                           3,141,838
        104,157 2,3 Sepracor, Inc.                                                                                         2,929,936
         59,700     Steris Corp.                                                                                           1,632,795
         35,500   2 Techne Corp.                                                                                           1,997,230
         56,469     Universal Health Services, Inc., Class B                                                               2,961,234
         79,400   2 VCA Antech, Inc.                                                                                       3,123,596
         90,200     Valeant Pharmaceuticals International                                                                  1,415,238
         30,169   2 Varian, Inc.                                                                                           1,814,364
         31,860   2 Ventana Medical Systems                                                                                2,655,212
        131,587   2 Vertex Pharmaceuticals, Inc.                                                                           4,250,260
         32,400   2 Wellcare Health Plans, Inc.                                                                            3,280,824
                        TOTAL                                                                                            132,651,387
                    INDUSTRIALS--14.4%
         89,157   2 AGCO Corp.                                                                                             3,426,304
        100,768     AMETEK, Inc.                                                                                           3,931,967
         80,200 2,3 AirTran Holdings, Inc.                                                                                   789,168
         39,300   2 Alaska Air Group, Inc.                                                                                   916,869
         39,550     Alexander and Baldwin, Inc.                                                                            2,144,401
         34,600   2 Alliant Techsystems, Inc.                                                                              3,429,206
         96,030   2 Avis Budget Group, Inc.                                                                                2,465,090
         46,950     Brinks Co. (The)                                                                                       2,870,993
         57,888     Carlisle Cos., Inc.                                                                                    2,621,169
         81,016   2 ChoicePoint, Inc.                                                                                      3,138,560
         47,200     Con-way, Inc.                                                                                          2,331,208
         65,682   2 Copart, Inc.                                                                                           1,848,291
         38,400     Corporate Executive Board Co.                                                                          2,588,928
         46,394     Crane Co.                                                                                              2,127,629
         40,100     DRS Technologies, Inc.                                                                                 2,099,636
         48,570     Deluxe Corp.                                                                                           1,834,003
         65,376     Donaldson Co., Inc.                                                                                    2,379,033
         59,706     Dun & Bradstreet Corp.                                                                                 5,836,859
        208,326   4 Expeditors International Washington, Inc.                                                              9,308,006
        119,412     Fastenal Co.                                                                                           5,381,899
         44,626     Federal Signal Corp.                                                                                     600,220
         54,238     Flowserve Corp.                                                                                        3,919,780
         49,925     GATX Corp.                                                                                             2,264,598
         68,562     Graco, Inc.                                                                                            2,813,784
         33,925     Granite Construction, Inc.                                                                             2,204,786
         46,988     HNI Corp.                                                                                              1,918,520
         79,888     Harsco Corp.                                                                                           4,206,902
         55,324     Hubbell, Inc., Class B                                                                                 3,189,429
        105,676     Hunt (J.B.) Transportation Services, Inc.                                                              2,951,531
        115,702 2,3 Jacobs Engineering Group, Inc.                                                                         7,130,714
        167,064 2,3 Jet Blue Airways Corp.                                                                                 1,645,580
        105,580     Joy Global, Inc.                                                                                       5,225,154
        163,890   2 KBR, Inc.                                                                                              5,259,230
         20,375     Kelly Services, Inc., Class A                                                                            506,319
         37,362     Kennametal, Inc.                                                                                       2,864,171
         44,300   2 Korn/Ferry International                                                                               1,046,809
         42,200     Lincoln Electric Holdings                                                                              3,037,978
         53,400     MSC Industrial Direct Co.                                                                              2,685,486
         84,200     Manpower, Inc.                                                                                         6,656,010
         63,132     Miller Herman, Inc.                                                                                    1,927,420
         27,500   3 Mine Safety Appliances Co.                                                                             1,255,375
         37,510   2 Navigant Consulting, Inc.                                                                                590,783
         33,182     Nordson Corp.                                                                                          1,518,408
         70,500     OshKosh Truck Corp.                                                                                    4,036,125
         99,326     Pentair, Inc.                                                                                          3,595,601
        114,532 2,3 Quanta Services, Inc.                                                                                  3,256,145
        168,771     Republic Services, Inc.                                                                                5,392,233
         30,325     Rollins, Inc.                                                                                            721,735
         83,600     Roper Industries, Inc.                                                                                 5,014,328
         56,944     SPX Corp.                                                                                              5,345,333
          6,700   2 Sequa Corp., Class A                                                                                   1,106,170
         87,138   2 Stericycle, Inc.                                                                                       4,177,396
         36,562     Teleflex, Inc.                                                                                         2,794,434
         49,986   2 Thomas & Betts Corp.                                                                                   3,089,135
         88,300     Timken Co.                                                                                             2,949,220
         76,425     Trinity Industries, Inc.                                                                               2,921,728
         65,469   2 United Rentals, Inc.                                                                                   2,104,174
         50,906     Werner Enterprises, Inc.                                                                                 989,613
         57,457 2,3 YRC Worldwide, Inc.                                                                                    1,845,519
                        TOTAL                                                                                            176,227,095
                    INFORMATION TECHNOLOGY-14.7%
        375,641   2 3Com Corp.                                                                                             1,502,564
         33,900   2 ACI Worldwide, Inc.                                                                                    1,034,967
        115,943   2 ADC Telecommunications, Inc.                                                                           2,166,975
        251,254   2 Activision, Inc.                                                                                       4,298,956
         62,557     Acxiom Corp.                                                                                           1,573,934
         64,850     Adtran, Inc.                                                                                           1,691,937
         17,400 2,3 Advent Software, Inc.                                                                                    661,722
         64,900   2 Alliance Data Systems Corp.                                                                            4,984,320
        175,000     Amphenol Corp., Class A                                                                                5,995,500
        154,800   2 Andrew Corp.                                                                                           2,176,488
        117,319   2 Arrow Electronics, Inc.                                                                                4,483,932
        419,404   2 Atmel Corp.                                                                                            2,260,588
        126,245   2 Avnet, Inc.                                                                                            4,782,161
         50,975   2 Avocent Corp.                                                                                          1,394,166
        108,900   2 Bisys Group, Inc.                                                                                      1,303,533
        135,360     Broadridge Financial Solutions                                                                         2,380,982
         59,157     CDW Corp.                                                                                              4,979,245
         46,200   2 CSG Systems International, Inc.                                                                        1,155,924
        277,077 2,3 Cadence Design Systems, Inc.                                                                           5,929,448
        137,670   2 Ceridian Corp.                                                                                         4,667,013
         84,938 2,3 Checkfree Corp.                                                                                        3,129,116
         58,544   2 CommScope, Inc.                                                                                        3,186,550
         85,600 2,3 Cree, Inc.                                                                                             2,193,072
        144,588 2,3 Cypress Semiconductor Corp.                                                                            3,623,375
         57,738   2 DST Systems, Inc.                                                                                      4,380,582
         65,444     Diebold, Inc.                                                                                          3,316,047
         40,590   2 Digital River, Inc.                                                                                    1,826,956
         37,306   2 Dycom Industries, Inc.                                                                                 1,042,703
         39,900   2 F5 Networks, Inc.                                                                                      3,458,931
         57,632     Fair Isaac & Co., Inc.                                                                                 2,262,632
        116,532   2 Fairchild Semiconductor International, Inc., Class A                                                   2,126,709
         57,261   2 Gartner Group, Inc., Class A                                                                           1,198,473
         66,600     Global Payments, Inc.                                                                                  2,490,840
        133,526     Harris Corp.                                                                                           7,327,907
         72,208     Henry Jack & Associates, Inc.                                                                          1,734,436
         30,969     Imation Corp.                                                                                            968,710
        134,500   2 Ingram Micro, Inc., Class A                                                                            2,696,725
        196,077   2 Integrated Device Technology, Inc.                                                                     3,190,173
         68,331   2 International Rectifier Corp.                                                                          2,508,431
        137,913     Intersil Holding Corp.                                                                                 4,033,955
         75,294   2 Kemet Corp.                                                                                              530,070
        132,058   2 Lam Research Corp.                                                                                     7,638,235
        100,313   2 Lattice Semiconductor Corp.                                                                              474,480
         93,395   2 MPS Group, Inc.                                                                                        1,244,955
         50,306   2 Macrovision Corp.                                                                                      1,196,277
        154,782   2 McAfee, Inc.                                                                                           5,550,483
         78,019   2 Mentor Graphics Corp.                                                                                    937,008
         62,813     Micrel, Inc.                                                                                             650,115
        213,820   3 Microchip Technology, Inc.                                                                             7,763,804
         79,800     Moneygram International, Inc.                                                                          2,042,082
         52,200     National Instruments Corp.                                                                             1,688,670
        106,100 2,3 Palm, Inc.                                                                                             1,583,012
        109,980   2 Parametric Technology Corp.                                                                            1,938,947
         48,462     Plantronics, Inc.                                                                                      1,357,905
         92,531   2 Polycom, Inc.                                                                                          2,865,685
        116,600 2,3 Powerwave Technologies, Inc.                                                                             762,564
        176,151 2,3 RF Micro Devices, Inc.                                                                                 1,222,488
         37,900   2 SRA International, Inc.                                                                                  902,778
         65,050   2 Semtech Corp.                                                                                          1,057,063
         55,425   2 Silicon Laboratories, Inc.                                                                             1,930,453
         88,375   2 Sybase, Inc.                                                                                           2,096,255
        137,039   2 Synopsys, Inc.                                                                                         3,351,974
         56,700   2 Tech Data Corp.                                                                                        2,124,549
        120,162   2 Triquint Semiconductor, Inc.                                                                             531,116
         97,300   2 UTStarcom, Inc.                                                                                          313,306
         95,130   2 ValueClick, Inc.                                                                                       2,033,879
        175,409   2 Vishay Intertechnology, Inc.                                                                           2,720,594
        212,500   2 Western Digital Corp.                                                                                  4,536,875
         77,400   2 Wind River Systems, Inc.                                                                                 739,944
         64,634 2,3 Zebra Technologies Corp., Class A                                                                      2,341,690
                        TOTAL                                                                                            180,247,934
                    MATERIALS--6.2%
         74,344     Airgas, Inc.                                                                                           3,471,865
         79,162     Albemarle Corp.                                                                                        3,184,687
         58,213   3 Bowater, Inc.                                                                                          1,142,139
         63,200     Cabot Corp.                                                                                            2,552,016
         25,560     Carpenter Technology Corp.                                                                             3,033,716
        234,677     Chemtura Corp.                                                                                         2,447,681
        114,000     Commercial Metals Corp.                                                                                3,515,760
         39,626     Cytec Industries, Inc.                                                                                 2,654,546
         35,581   3 FMC Corp.                                                                                              3,171,335
         38,219     Ferro Corp.                                                                                              854,195
         46,600     Florida Rock Industries, Inc.                                                                          2,959,566
        108,100     Louisiana-Pacific Corp.                                                                                2,002,012
         69,600     Lubrizol Corp.                                                                                         4,361,136
        211,539     Lyondell Chemical Co.                                                                                  9,498,101
         42,205     Martin Marietta Materials                                                                              5,782,085
         20,900     Minerals Technologies, Inc.                                                                            1,351,603
         74,794     Olin Corp.                                                                                             1,560,951
         74,951     Packaging Corp. of America                                                                             1,912,750
        112,869     RPM, Inc.                                                                                              2,653,550
         63,600     Reliance Steel & Aluminum Co.                                                                          3,341,544
         46,300     Scotts Co.                                                                                             1,897,837
         49,375     Sensient Technologies Corp.                                                                            1,254,125
         94,723     Sonoco Products Co.                                                                                    3,473,492
         89,600     Steel Dynamics, Inc.                                                                                   3,756,928
         92,276     Valspar Corp.                                                                                          2,545,895
         68,881     Worthington Industries, Inc.                                                                           1,425,837
                        TOTAL                                                                                             75,805,352
                    TELECOMMUNICATION SERVICES--0.8%
        222,590   2 Cincinnati Bell, Inc.                                                                                  1,148,564
         66,050   2 NeuStar, Inc., Class A                                                                                 1,904,882
        101,876     Telephone and Data System, Inc.                                                                        6,557,993
                        TOTAL                                                                                              9,611,439
                    UTILITIES--6.7%
         75,132     AGL Resources, Inc.                                                                                    2,832,476
        113,813     Alliant Energy Corp.                                                                                   4,205,390
        134,768   3 Aqua America, Inc.                                                                                     2,948,724
        353,400   2 Aquila, Inc.                                                                                           1,335,852
         40,769     Black Hills Corp.                                                                                      1,520,684
        113,313     DPL, Inc.                                                                                              3,011,860
        146,660     Energy East Corp.                                                                                      3,711,965
        118,900     Equitable Resources, Inc.                                                                              5,601,379
         79,844     Great Plains Energy, Inc.                                                                              2,216,469
         73,624   3 Hawaiian Electric Industries, Inc.                                                                     1,679,363
         46,806     Idacorp, Inc.                                                                                          1,449,114
        173,114     MDU Resources Group, Inc.                                                                              4,719,088
        100,176     NSTAR                                                                                                  3,150,535
         78,463     National Fuel Gas Co.                                                                                  3,401,371
        146,045     Northeast Utilities Co.                                                                                3,992,870
         88,057     OGE Energy Corp.                                                                                       2,919,090
        108,782     ONEOK, Inc.                                                                                            5,520,687
         80,043     PNM Resources, Inc.                                                                                    2,067,511
        191,557     Pepco Holdings, Inc.                                                                                   5,185,448
        108,457     Puget Energy, Inc.                                                                                     2,510,780
        110,545     SCANA Corp.                                                                                            4,132,172
        210,048   2 Sierra Pacific Resources                                                                               3,337,663
         69,804     Vectren Corp.                                                                                          1,743,006
         45,000     WGL Holdings, Inc.                                                                                     1,347,300
         91,526     Westar Energy, Inc.                                                                                    2,106,929
        117,645   4 Wisconsin Energy Corp.                                                                                 5,050,500
                        TOTAL                                                                                             81,698,226
                        TOTAL COMMON STOCKS (IDENTIFIED COST $827,689,366)                                             1,119,861,090
                    REPURCHASE AGREEMENTS-16.4%
  $ 106,793,000     Interest in $2,000,000,000 joint repurchase agreement 5.29%, dated 7/31/2007 under which ABN         106,793,000
                    AMRO Bank NV, New York will repurchase U.S. Government Agency securities with various maturities to 7/1/2047 for $2,000,293,889 on 8/1/2007. The market value of the underlying securities at the end of the period was $2,046,163,936.
     43,379,000     Interest in $3,700,000,000 joint repurchase agreement 5.32%, dated 7/31/2007 under which              43,379,000
                    Credit Suisse First Boston Corp. will repurchase U.S. Government Agency securities with various maturities to 8/16/2043 for $3,700,546,778 on 8/1/2007. The market value of the underlying securities at the end of the period was $3,811,008,459 (purchased with proceeds from securities lending collateral).
     50,000,000     Interest in $2,000,000,000 joint repurchase agreement 5.32%, dated 7/31/2007 under which HSBC         50,000,000
                    Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to
                    8/25/2037 for $2,000,295,556 on 8/1/2007. The market value of the underlying securities at the end of the period was $2,053,903,683 (purchased with proceeds from securities lending collateral).
                        TOTAL REPURCHASE AGREEMENTS (AT COST)                                                            200,172,000
                        TOTAL INVESTMENTS - 107.8%                                                                     1,320,033,090
                        (IDENTIFIED COST $1,027,861,366)5
                        OTHER ASSETS AND LIABILITIES - NET - (7.8)%                                                     (95,112,016)
                        TOTAL NET ASSETS - 100%                                                                      $ 1,224,921,074



1 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $105,952,200 at July 31, 2007, which represents 8.6% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P MidCap 400 Index is 99.9%.

2    Non-income producing security.

3    All  or  a  portion  of  these   securities  are  temporarily  on  loan  to
     unaffiliated broker/dealers.

     As of July 31, 2007, securities subject to this type of arrangement and related collateral were as follows:

      MARKET VALUE OF SECURITIES LOANED    MARKET VALUE OF COLLATERAL
      $88,247,541                          $93,379,000

4 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

5 At July 31, 2007, the cost of investments for federal tax purposes amounts to $1,027,861,366. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $292,171,724. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $348,713,346 and net unrealized depreciation from investments for those securities having an excess of cost over value of $56,541,622.

At July 31, 2007, the Fund had the following outstanding futures contracts:
                                           NUMBER OF      NOTIONAL          EXPIRATION      UNREALIZED
CONTRACTS                                  CONTRACTS      VALUE             DATE             DEPRECIATION
2S&P MidCap 400  Index  Long Futures
                                           246            $105,952,200      September 2007  $(6,755,160)

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.








FEDERATED MINI-CAP INDEX FUND
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

    SHARES OR                                                                                                                  VALUE
    PRINCIPAL
    AMOUNT
                   COMMON STOCKS--94.1%1
                   CONSUMER DISCRETIONARY--14.8%
           100   2 1-800 CONTACTS, Inc.                                                                                $       2,324
         2,579   2 1-800-FLOWERS.COM, Inc.                                                                                    24,010
         3,300   2 99 Cents Only Stores                                                                                       40,161
         1,500   2 A.C. Moore Arts & Crafts, Inc.                                                                             27,120
         2,100   2 AFC Enterprises, Inc.                                                                                      32,907
         3,086     Aaron Rents, Inc.                                                                                          71,348
         3,900   2 Aeropostale, Inc.                                                                                         148,512
         1,531   2 Aftermarket Technology Co.                                                                                 46,466
         1,400     Ambassadors Group, Inc.                                                                                    54,166
           900     Ambassadors International, Inc.                                                                            25,209
         3,200     American Axle & Manufacturing Holdings, Inc.                                                               77,440
         4,000     American Greetings Corp., Class A                                                                          98,920
         2,000   2 Amerigon, Inc.                                                                                             32,140
         1,900     Ameristar Casinos, Inc.                                                                                    60,192
         5,500     Applebee's International, Inc.                                                                            135,300
         2,200     Arbitron, Inc.                                                                                            109,560
         1,329     Arctic Cat, Inc.                                                                                           24,081
         5,200     ArvinMeritor, Inc.                                                                                        103,116
         1,400     Asbury Automotive Group, Inc.                                                                              30,968
         1,198   2 Audiovox Corp., Class A                                                                                    12,124
           400   2 Avatar Holdings, Inc.                                                                                      25,972
           900   2 BJ's Restaurants, Inc.                                                                                     18,000
         3,800   2 Bally Technologies, Inc.                                                                                   93,480
         2,500   3 Beazer Homes USA, Inc.                                                                                     34,975
         6,100     Belo (A.H.) Corp., Series A                                                                               109,190
           400   2 Benihana, Inc., Class A                                                                                     7,748
         2,100     Big 5 Sporting Goods Corp.                                                                                 44,877
        14,300     Blockbuster, Inc.                                                                                          61,347
         1,100 2,3 Blue Nile, Inc.                                                                                            83,171
         1,300   2 Bluegreen Corp.                                                                                            10,998
         1,900     Blyth Industries, Inc.                                                                                     42,408
         2,863     Bob Evans Farms, Inc.                                                                                      92,904
           700     Bon-Ton Stores, Inc.                                                                                       17,864
         1,500     Books-A-Million, Inc.                                                                                      23,655
         4,300     Borders Group, Inc.                                                                                        70,348
         1,846   2 Bright Horizons Family Solutions, Inc.                                                                     71,625
         1,088     Brookfield Homes Corp.                                                                                     23,066
         3,237     Brown Shoe Co., Inc.                                                                                       67,783
           936     Buckle, Inc.                                                                                               32,713
         1,300   2 Buffalo Wild Wings, Inc.                                                                                   56,186
         1,100   2 Build-A-Bear Workshop, Inc.                                                                                22,000
         2,400     Building Materials Holding Corp.                                                                           33,336
         1,800     CBRL Group, Inc.                                                                                           69,174
         2,350   2 CEC Entertainment, Inc.                                                                                    69,348
         4,300     CKE Restaurants, Inc.                                                                                      74,347
         3,300   2 CKX, Inc.                                                                                                  40,854
           300     CPI Corp.                                                                                                  17,622
         3,194   2 CSK Auto Corp.                                                                                             43,566
           581     CSS Industries, Inc.                                                                                       20,881
         2,300   2 Cabela's, Inc., Class A                                                                                    46,943
           900   2 Cache, Inc.                                                                                                15,345
         2,600   2 California Pizza Kitchen, Inc.                                                                             49,348
         5,800     Callaway Golf Co.                                                                                          94,134
           600   2 Capella Education Co.                                                                                      26,826
         1,200     Carmike Cinemas, Inc.                                                                                      21,912
           300   2 Carrols Restaurant Group, Inc.                                                                              3,570
         4,000   2 Carter's, Inc.                                                                                             84,680
         2,900   2 Casual Male Retail Group, Inc.                                                                             29,638
         3,000     Catalina Marketing Corp.                                                                                   90,570
         2,337     Cato Corp., Class A                                                                                        48,329
         5,898   2 Champion Enterprises, Inc.                                                                                 69,125
         1,800   2 Charlotte Russe Holdings, Inc.                                                                             31,986
         9,171   2 Charming Shoppes, Inc.                                                                                     90,609
        29,400 2,3 Charter Communications, Inc., Class A                                                                     119,364
           800     Cherokee, Inc.                                                                                             28,216
         1,621   2 Children's Place Retail Stores, Inc.                                                                       55,292
         2,200   2 Chipotle Mexican Grill, Inc., Class B                                                                     178,706
         2,725     Christopher & Banks Corp.                                                                                  40,657
           585     Churchill Downs, Inc.                                                                                      27,191
         1,400   2 Cinemark Holdings, Inc.                                                                                    22,890
        16,860     Citadel Broadcasting Corp.                                                                                 84,637
         1,000   2 Citi Trends, Inc.                                                                                          32,900
         1,300     Coinmach Service Corp., Class A                                                                            17,043
         2,025   2 Coinstar, Inc.                                                                                             62,815
         1,000     Columbia Sportswear Co.                                                                                    62,700
           600   2 Conn's, Inc.                                                                                               15,222
         4,700     Cooper Tire & Rubber Co.                                                                                  108,053
           700   2 Core-Mark Holding Co., Inc.                                                                                21,959
         6,600   2 Corinthian Colleges, Inc.                                                                                  88,902
           750     Courier Corp.                                                                                              28,245
         2,400   2 Cox Radio, Inc., Class A                                                                                   31,080
         1,171   2 Crown Media Holdings, Inc., Class A                                                                         8,056
         3,218 2,3 Cumulus Media, Inc., Class A                                                                               33,982
         1,300   2 DG Fastchannel, Inc.                                                                                       23,088
         1,400   2 DSW, Inc., Class A                                                                                         46,536
         4,300     DeVRY, Inc.                                                                                               139,320
           300     Deb Shops, Inc.                                                                                             7,770
           900   2 Deckers Outdoor Corp.                                                                                      92,790
         8,400   2 Denny's Corp.                                                                                              33,600
         2,550   2 Domino's Pizza, Inc.                                                                                       48,832
         1,148     Dover Downs Gaming & Entertainment, Inc.                                                                   13,822
         3,668   2 Dress Barn, Inc.                                                                                           66,721
         1,200   2 Drew Industries, Inc.                                                                                      41,736
         1,700   2 Eddie Bauer Holdings, Inc.                                                                                 20,502
         2,500   2 Emmis Communications Corp., Class A                                                                        18,375
         2,400     Entercom Communication Corp.                                                                               54,192
         5,000   2 Entravision Communications Corp.                                                                           46,800
         2,200     Ethan Allen Interiors, Inc.                                                                                75,152
         3,500   2 Exide Corp.                                                                                                25,515
           100   2 F.A.O., Inc.                                                                                                    0
         1,000     FTD Group, Inc.                                                                                            16,510
         3,000     Finish Line, Inc., Class A                                                                                 20,280
           400   2 Fisher Communications, Inc.                                                                                18,292
         4,674   2 Fleetwood Enterprises, Inc.                                                                                44,216
         3,300   2 Fossil, Inc.                                                                                               84,315
         3,003     Freds, Inc.                                                                                                35,646
         3,500     Furniture Brands International, Inc.                                                                       38,570
           500   2 G-III Apparel Group Ltd.                                                                                    8,065
         1,800   2 GSI Commerce, Inc.                                                                                         40,068
         1,200   2 Gaiam, Inc.                                                                                                19,296
           900 2,3 Gander Mountain, CO                                                                                         9,270
         1,070     GateHouse Media, Inc.                                                                                      18,179
         2,978   2 Gaylord Entertainment Co.                                                                                 148,840
        18,000   2 Gemstar-TV Guide International, Inc.                                                                      103,320
         1,754   2 Genesco, Inc.                                                                                              88,665
           600   2 Gentek, Inc.                                                                                               17,766
           800   2 Global Sources Ltd.                                                                                        15,216
         3,000     Gray Television, Inc.                                                                                      24,150
         1,900   2 Great Wolf Resorts, Inc.                                                                                   25,194
         1,745     Group 1 Automotive, Inc.                                                                                   65,472
         2,097   2 Guitar Center, Inc.                                                                                       121,731
         2,400   2 Gymboree Corp.                                                                                            103,320
         3,900   2 Harris Interactive, Inc.                                                                                   17,472
         1,448     Haverty Furniture Cos., Inc.                                                                               16,145
         8,200   2 Hayes Lemmerz International, Inc.                                                                          39,360
           500   2 Heelys, Inc.                                                                                               10,950
         2,500   2 Helen of Troy Ltd.                                                                                         55,525
         2,637   2 Hibbett Sports Inc.                                                                                        67,586
         4,100 2,3 Home Solutions of America, Inc.                                                                            19,393
           700     Hooker Furniture Corp.                                                                                     14,175
         3,466   2 Hot Topic, Inc.                                                                                            31,194
         3,100 2,3 Hovnanian Enterprises, Inc., Class A                                                                       41,044
         1,295     IHOP Corp.                                                                                                 84,473
         4,460   2 INVESTools, Inc.                                                                                           44,243
         3,600   2 Iconix Brand Group, Inc.                                                                                   71,208
         2,200     Interactive Data Corp.                                                                                     60,170
         1,123   2 Isle of Capri Casinos, Inc.                                                                                24,077
         2,650   2 J. Crew Group, Inc.                                                                                       133,295
         2,243   2 JAKKS Pacific, Inc.                                                                                        53,182
         2,247   2 Jack in the Box, Inc.                                                                                     143,786
         2,300     Jackson Hewitt Tax Service, Inc.                                                                           62,560
         4,700   2 Jamba, Inc.                                                                                                37,647
         1,840   2 Jo-Ann Stores, Inc.                                                                                        43,810
         1,477   2 Jos A. Bank Clothiers, Inc.                                                                                50,956
         3,200     Journal Communications, Inc., Class A                                                                      33,888
         1,900     K-Swiss, Inc., Class A                                                                                     42,313
         3,600   2 K2, Inc.                                                                                                   52,596
         2,039     Kellwood Co.                                                                                               52,280
           669     Kenneth Cole Productions, Inc., Class A                                                                    14,149
         1,200   2 Keystone Automotive Industries, Inc.                                                                       56,112
         1,796     Kimball International, Inc., Class B                                                                       23,474
         1,400   2 Knology, Inc.                                                                                              21,728
         4,600   2 Krispy Kreme Doughnuts, Inc.                                                                               31,280
         3,000   2 LKQ Corp.                                                                                                  85,290
         3,700     La-Z Boy Chair Co.                                                                                         37,037
         1,900   2 Lakes Gaming, Inc.                                                                                         20,748
         1,263     Landry's Seafood Restaurants, Inc.                                                                         33,457
         2,500   2 Leapfrog Enterprises, Inc.                                                                                 22,600
         5,310   2 Lear Corp.                                                                                                178,310
         3,300     Lee Enterprises, Inc.                                                                                      58,113
           700     Libbey, Inc.                                                                                               13,965
         2,250   2 Life Time Fitness, Inc.                                                                                   115,695
           800     Lifetime Brands, Inc.                                                                                      15,504
         2,400   2 Lin TV Corp., Class A                                                                                      36,336
         1,100     Lithia Motors, Inc., Class A                                                                               22,649
         4,700   2 Live Nation, Inc.                                                                                          93,342
         1,558   2 Lodgenet Entertainment                                                                                     48,952
         1,300   2 Lodgian, Inc.                                                                                              16,549
           900     M/I Schottenstein Homes, Inc.                                                                              22,095
         2,000   2 MTR Gaming Group, Inc.                                                                                     25,480
         3,000   2 Magna Entertainment Corp., Class A                                                                          6,600
         1,300   2 Maidenform Brands, Inc.                                                                                    23,374
         1,517     Marcus Corp.                                                                                               29,855
           900     Marine Products Corp.                                                                                       7,857
         1,100   2 MarineMax, Inc.                                                                                            20,570
         1,996   2 Martha Stewart Living Omnimedia                                                                            26,966
         3,500   2 Marvel Entertainment, Inc.                                                                                 84,805
         2,292     Matthews International Corp., Class A                                                                      87,692
           600   2 McCormick & Schmick's Seafood Restaurants, Inc.                                                            14,628
         1,600     Media General, Inc., Class A                                                                               45,120
         4,200   2 Mediacom Communications Corp.                                                                              38,052
         3,700     Mens Wearhouse, Inc.                                                                                      182,780
         1,700   2 Meritage Corp.                                                                                             33,150
         1,189   2 Midas, Inc.                                                                                                21,604
         2,321     Modine Manufacturing Co.                                                                                   59,418
         2,179     Monaco Coach Corp.                                                                                         30,397
           500   2 Monarch Casino & Resort, Inc.                                                                              14,145
           900     Monro Muffler Brake, Inc.                                                                                  30,132
         1,500   2 Morgans Hotel Group Co.                                                                                    28,935
           800   2 Morningstar, Inc.                                                                                          39,184
           200   2 Mortons Restaurant Group, Inc.                                                                              3,614
         1,200     Movado Group, Inc.                                                                                         33,888
         2,400   2 Multimedia Games, Inc.                                                                                     25,152
         2,940   2 National CineMedia, Inc.                                                                                   73,206
           436     National Presto Industries, Inc.                                                                           24,481
         3,400 2,3 NetFlix, Inc.                                                                                              58,582
         1,100   2 New York & Co.                                                                                             10,725
           200   2 Nexstar Broadcasting Group, Inc., Class A                                                                   2,050
           800     Noble International Ltd.                                                                                   15,016
         2,321   2 O' Charleys, Inc.                                                                                          41,151
         1,800     Oakley, Inc.                                                                                               50,760
         1,600 2,3 Overstock.com, Inc.                                                                                        29,872
         1,100     Oxford Industries, Inc.                                                                                    44,440
         1,810   2 P. F. Chang's China Bistro, Inc.                                                                           59,259
         5,400   2 Pacific Sunwear of California                                                                              97,308
           743   2 Palm Harbor Homes, Inc.                                                                                    10,149
         1,806   2 Papa Johns International, Inc.                                                                             49,539
         4,700   2 Payless ShoeSource, Inc.                                                                                  125,114
         1,200   2 Peet's Coffee & Tea, Inc.                                                                                  28,788
         3,456     Pep Boys-Manny Moe & Jack                                                                                  58,510
         1,050   2 Perry Ellis International, Inc.                                                                            31,510
         2,100   2 PetMed Express, Inc.                                                                                       30,618
         6,400   2 Pier 1 Imports, Inc.                                                                                       41,728
         4,331   2 Pinnacle Entertainment, Inc.                                                                              114,815
         1,840   2 Playboy Enterprises, Inc., Class B                                                                         20,240
         2,800     Polaris Industries, Inc., Class A                                                                         138,208
           831     Pre-Paid Legal Services, Inc.                                                                              43,794
         2,100   2 Premier Exhibitions, Inc.                                                                                  34,776
         2,650   2 Priceline.com, Inc.                                                                                       169,070
        21,700   2 Primedia, Inc.                                                                                             51,212
         8,900   2 Quiksilver, Inc.                                                                                          114,187
         1,400   2 RC2 Corp.                                                                                                  49,574
         2,100   2 RCN Corp.                                                                                                  37,443
         5,500   2 Radio One, Inc.                                                                                            33,495
         2,595   2 Rare Hospitality International, Inc.                                                                       69,442
         1,200 2,3 Raser Technologies, Inc.                                                                                   12,888
         1,200   2 Red Robin Gourmet Burgers                                                                                  46,284
         3,400     Regis Corp. Minnesota                                                                                     118,524
         5,100   2 Rent-A-Center, Inc.                                                                                        98,991
         1,500   2 Retail Ventures, Inc.                                                                                      19,530
           500   2 Riviera Holdings Corp.                                                                                     15,150
         4,300     Ruby Tuesday, Inc.                                                                                         95,675
         1,070     Russ Berrie & Co., Inc.                                                                                    16,467
         1,300   2 Ruth's Chris Steak House, Inc.                                                                             21,736
           633   2 Salem Communications Corp.                                                                                  5,374
         5,800   2 Sally Beauty Holdings, Inc.                                                                                46,574
           776     Sauer-Danfoss, Inc.                                                                                        21,146
         2,500   2 Scholastic Corp.                                                                                           80,450
         2,500     Sealy Corp.                                                                                                37,900
         4,100   2 Select Comfort Corp.                                                                                       65,354
           600   2 Shoe Carnival, Inc.                                                                                        13,146
         2,750 2,3 Shuffle Master, Inc.                                                                                       39,957
           700   2 Shutterfly, Inc.                                                                                           18,025
         4,131     Sinclair Broadcast Group, Inc.                                                                             53,868
         5,700 2,3 Six Flags, Inc.                                                                                            21,717
         1,336   2 Skechers USA, Inc., Class A                                                                                27,775
           525     Skyline Corp.                                                                                              14,674
         2,400   2 Smith & Wesson Holding Corp.                                                                               45,120
         1,900     Sonic Automotive, Inc.                                                                                     52,060
         4,790   2 Sonic Corp.                                                                                                98,961
         4,641     Sothebys Holdings, Inc., Class A                                                                          198,403
         3,900   2 Source Information Management Co.                                                                          17,082
         3,324   2 Spanish Broadcasting System, Inc.                                                                          10,570
         1,950     Spartan Motors, Inc.                                                                                       23,810
         1,036     Speedway Motorsports, Inc.                                                                                 38,301
         3,125     Stage Stores, Inc.                                                                                         55,750
         1,608   2 Stamps.com, Inc.                                                                                           18,412
           600     Standard Motor Products, Inc.                                                                               7,470
         4,100     Standard Pacific Corp.                                                                                     60,721
         1,961     Stein Mart, Inc.                                                                                           21,100
         1,000   2 Steiner Leisure Ltd.                                                                                       41,850
           600   2 Steinway Musical Instruments                                                                               20,082
         1,705   2 Steven Madden Ltd.                                                                                         48,081
         8,060     Stewart Enterprises, Inc., Class A                                                                         56,501
           400   2 Stoneridge, Inc.                                                                                            5,080
         1,100     Strayer Education, Inc.                                                                                   166,683
         3,019     Stride Rite Corp.                                                                                          61,497
         1,100     Sturm Ruger & Co., Inc.                                                                                    21,483
         6,000   2 Sun-Times Media Group, Inc.                                                                                25,140
         2,091     Superior Industries International, Inc.                                                                    38,683
         5,600 2,3 Syntax-Brillian Corp.                                                                                      37,072
           400   2 Systemax, Inc.                                                                                              8,340
         1,600   3 Talbots, Inc.                                                                                              36,784
           687     Tarragon Corp.                                                                                              2,782
         5,600     Tempur-Pedic International, Inc.                                                                          174,440
         3,400   2 Tenneco Automotive, Inc.                                                                                  120,020
         3,500   2 Texas Roadhouse, Inc.                                                                                      41,545
         2,463     The Nautilus Group, Inc.                                                                                   24,236
         1,969   2 The Steak 'n Shake Co.                                                                                     29,535
         7,031   2 TiVo, Inc.                                                                                                 38,670
         3,400   2 Timberland Co., Class A                                                                                    80,818
           800   2 Town Sports International Holdings, Inc.                                                                   13,624
         4,242     Triarc Cos., Inc., Class B                                                                                 60,703
         1,400   2 True Religion Apparel, Inc.                                                                                25,704
         2,200   2 Trump Entertainment Resorts, Inc.                                                                          14,740
         2,108     Tuesday Morning Corp.                                                                                      24,579
         4,596     Tupperware Brands Corp.                                                                                   119,542
         2,226   2 Tween Brands, Inc.                                                                                         85,167
         1,800 2,3 Under Armour, Inc., Class A                                                                               110,538
           800     Unifirst Corp.                                                                                             30,048
         1,008   2 Universal Electronics, Inc.                                                                                35,522
         1,600   2 Universal Technical Institute, Inc.                                                                        34,608
         2,143   2 Vail Resorts, Inc.                                                                                        114,758
         3,500   2 Valassis Communications, Inc.                                                                              41,545
            74     Value Line, Inc.                                                                                            4,032
         2,267   2 Valuevision International, Inc., Class A                                                                   20,652
           528   2 Vertrue, Inc.                                                                                              26,088
         9,400   2 Visteon Corp.                                                                                              60,348
           900   2 Volcom, Inc.                                                                                               31,932
         2,800   2 WCI Communities, Inc.                                                                                      24,724
         2,734   2 WMS Industries, Inc.                                                                                       71,330
         3,300   2 Warnaco Group, Inc.                                                                                       119,163
         1,200   2 West Marine, Inc.                                                                                          18,804
         4,400   2 Westwood One, Inc.                                                                                         23,144
         5,600   2 Wet Seal, Inc., Class A                                                                                    26,096
           100     Weyco Group, Inc.                                                                                           2,551
         2,224     Winnebago Industries, Inc.                                                                                 60,004
         4,190     Wolverine World Wide, Inc.                                                                                113,381
         1,597     World Wrestling Entertainment, Inc.                                                                        23,955
         3,600   2 Zale Corp.                                                                                                 76,428
         1,100   2 Zumiez Inc.                                                                                                40,689
         1,400     bebe stores, Inc.                                                                                          19,418
           700   2 iRobot Corp.                                                                                               12,516
                      TOTAL                                                                                               15,175,352
                   CONSUMER STAPLES--2.9%
           300     Alico, Inc.                                                                                                14,409
         6,900   2 Alliance One International, Inc.                                                                           59,685
           100   2 American Dairy, Inc.                                                                                        1,858
         2,900   2 American Oriental Bioengineering, Inc.                                                                     20,880
           100     Arden Group, Inc., Class A                                                                                 12,708
           100   2 Aurora Foods, Inc.                                                                                              0
           800     Cal-Maine Foods, Inc.                                                                                      14,528
         3,754     Casey's General Stores, Inc.                                                                               93,587
         2,575   2 Central European Distribution Corp.                                                                       106,013
         4,980   2 Central Garden & Pet Co., Class A                                                                          60,955
         1,400   2 Chattem, Inc.                                                                                              78,624
         3,100     Chiquita Brands International                                                                              54,436
           342     Coca-Cola Bottling Co.                                                                                     17,822
         5,500   2 Darling International, Inc.                                                                                46,145
         1,900   2 Elizabeth Arden, Inc.                                                                                      40,926
           510     Farmer Brothers Co.                                                                                        10,542
         5,511     Flowers Foods, Inc.                                                                                       112,975
         1,600     Fresh Del Monte Produce, Inc.                                                                              41,040
         1,447   2 Great Atlantic & Pacific Tea Co., Inc.                                                                     42,180
         1,500   2 Green Mountain Coffee, Inc.                                                                                44,475
         2,466   2 Hain Celestial Group, Inc.                                                                                 66,804
           800     Imperial Sugar Co.                                                                                         21,528
           990     Ingles Markets, Inc., Class A                                                                              28,997
           500     Inter Parfums, Inc.                                                                                        10,955
         1,000     J&J Snack Foods Corp.                                                                                      34,450
         2,300 2,3 Jones Soda Co.                                                                                             32,246
         1,800     Lancaster Colony Corp.                                                                                     69,696
         2,195     Lance, Inc.                                                                                                55,292
         2,253     Longs Drug Stores Corp.                                                                                   108,955
           800     MGP Ingredients, Inc.                                                                                      13,000
         1,200     Mannatech, Inc.                                                                                            11,292
           300   3 Maui Land & Pineapple Co., Inc.                                                                             9,552
         1,100     Nash Finch Co.                                                                                             44,297
           720   2 National Beverage Corp.                                                                                     7,200
         4,307     Nu Skin Enterprises, Inc., Class A                                                                         66,845
         3,100   2 Pathmark Stores, Inc.                                                                                      38,378
         2,500   2 Performance Food Group Co.                                                                                 71,650
         2,800     Pilgrim's Pride Corp.                                                                                      94,304
         3,425   2 Playtex Products, Inc.                                                                                     61,342
         2,200   2 Prestige Brands Holdings, Inc.                                                                             27,522
           600   2 Pricesmart, Inc.                                                                                           13,566
         2,167   2 Ralcorp Holdings, Inc.                                                                                    112,597
         1,500     Reddy Ice Group, Inc.                                                                                      44,625
        15,337   2 Revlon, Inc., Class A                                                                                      15,797
         2,964     Ruddick Corp.                                                                                              82,399
         1,400     Sanderson Farms, Inc.                                                                                      55,818
            33     Seaboard Corp.                                                                                             66,000
         1,600     Spartan Stores, Inc.                                                                                       46,832
         2,800   2 Spectrum Brands, Inc.                                                                                      12,292
         1,100     The Anderson's, Inc.                                                                                       47,157
           900   2 The Boston Beer Co., Inc., Class  A                                                                        36,684
         1,600   2 The Pantry, Inc.                                                                                           55,744
         2,520     Tootsie Roll Industries, Inc.                                                                              63,076
         2,748     Topps Co.                                                                                                  26,381
         2,000   2 TreeHouse Foods, Inc.                                                                                      44,820
           800 2,3 USANA, Inc.                                                                                                32,288
         3,172   2 United Natural Foods, Inc.                                                                                 86,374
         1,988     Universal Corp.                                                                                           109,757
         2,657     Vector Group Ltd.                                                                                          56,860
           200     Village Super Market, Inc., Class A                                                                         9,312
         1,549     WD 40 Co.                                                                                                  51,411
           900     Weis Markets, Inc.                                                                                         35,370
         2,428   2 Wild Oats Markets, Inc.                                                                                    39,091
         2,200     Winn-Dixie Stores, Inc.                                                                                    58,762
                      TOTAL                                                                                                2,951,106
                   ENERGY--5.5%
         1,500   2 ATP Oil & Gas Corp.                                                                                        68,085
         2,100   2 Allis-Chalmers Corp.                                                                                       50,400
           900     Alon USA Energy, Inc.                                                                                      32,103
         4,300   2 Alpha Natural Resources, Inc.                                                                              76,755
         1,200   2 Arena Resources, Inc.                                                                                      65,172
           600     Arlington Tankers Ltd.                                                                                     16,170
         1,818     Atlas America, Inc.                                                                                        88,282
         1,984   2 Atwood Oceanics, Inc.                                                                                     136,102
         2,140   2 Aventine Renewable Energy Holdings, Inc.                                                                   34,540
         4,600   2 BPZ Energy, Inc.                                                                                           20,286
         2,500   2 Basic Energy Services, Inc.                                                                                52,550
         2,594     Berry Petroleum Co., Class A                                                                               96,523
         1,900   2 Bill Barrett Corp.                                                                                         65,208
           700   2 Bois d'Arc Energy, Inc.                                                                                    11,382
         3,300   2 Brigham Exploration Co.                                                                                    16,005
         1,709   2 Bristow Group, Inc.                                                                                        81,058
         2,347   2 Bronco Drilling Co., Inc.                                                                                  34,031
         1,000   2 Cal Dive International, Inc.                                                                               15,220
         1,500   2 Callon Petroleum Corp.                                                                                     21,015
         1,502     Carbo Ceramics, Inc.                                                                                       67,710
         1,900   2 Carrizo Oil & Gas, Inc.                                                                                    69,483
           400   2 Clayton Williams Energy, Inc.                                                                               9,388
         1,500   2 Clean Energy Fuels Corp.                                                                                   23,730
         2,700   2 Complete Production Services, Inc.                                                                         62,613
         2,946   2 Comstock Resources, Inc.                                                                                   79,130
         1,100   2 Contango Oil & Gas Co.                                                                                     38,676
         2,500     Crosstex Energy, Inc.                                                                                      72,275
           700   2 Dawson Geophysical Co.                                                                                     38,227
           500     Delek US Holdings, Inc.                                                                                    13,240
         4,700 2,3 Delta Petroleum Corp.                                                                                      78,020
         1,100     Double Hull Tankers, Inc.                                                                                  19,591
         1,762   2 Dril-Quip, Inc.                                                                                            84,558
         1,800   2 ENGlobal Corp.                                                                                             18,972
         3,900   2 EXCO Resources, Inc.                                                                                       68,094
         2,600 2,3 Edge Petroleum Corp.                                                                                       32,266
         3,600   2 Encore Aquisition Co.                                                                                      93,132
         2,100     Energy Infrastructure Acquisition Corp.                                                                    20,580
         2,550   2 Energy Partners Ltd.                                                                                       40,800
         5,300 2,3 Evergreen Energy, Inc.                                                                                     19,451
         3,300   2 FX Energy, Inc.                                                                                            23,892
           800   2 GMX Resources, Inc.                                                                                        25,232
         1,700   2 General Maritime Corp.                                                                                     44,200
         1,700   2 GeoGlobal Resources, Inc.                                                                                   5,882
           700   2 Geokinetics, Inc.                                                                                          14,966
           300   2 Geomet, Inc.                                                                                                1,815
         3,000   2 Golar LNG Ltd.                                                                                             52,410
         1,100   2 Goodrich Petroleum Corp.                                                                                   33,099
        14,398   2 Grey Wolf, Inc.                                                                                           106,689
         1,039     Gulf Island Fabrication, Inc.                                                                              35,492
         1,900   2 Gulfmark Offshore, Inc.                                                                                    89,262
         1,900   2 Gulfport Energy Corp.                                                                                      36,119
         6,700   2 Hanover Compressor Co.                                                                                    159,661
         2,900   2 Harvest Natural Resources, Inc.                                                                            32,654
         5,750   2 Hercules Offshore, Inc.                                                                                   172,615
         2,000   2 Horizon Offshore, Inc.                                                                                     36,820
         1,640   2 Hornbeck Offshore Services, Inc.                                                                           70,602
         5,064   2 Input/Output, Inc.                                                                                         72,162
         7,900   2 International Coal Group, Inc.                                                                             32,074
           400     Kayne Anderson Energy Development Co.                                                                      10,376
           900     Knightbridge Tankers Ltd.                                                                                  24,462
         1,100     Lufkin Industries, Inc.                                                                                    65,131
         5,800   2 Mariner Energy, Inc.                                                                                      122,554
           300     MarkWest Hydrocarbon, Inc.                                                                                 16,275
         2,000   2 Matrix Services Co.                                                                                        46,180
         2,200   2 McMoRan Exploration Co.                                                                                    31,350
         6,786   2 Meridian Resource Corp.                                                                                    18,254
         1,300   2 NATCO Group, Inc., Class A                                                                                 60,177
         1,606     NGP Capital Resources Co.                                                                                  24,909
         6,583   2 Newpark Resources, Inc.                                                                                    41,670
         1,700   3 Nordic American Tanker Shipping Ltd.                                                                       67,490
         3,400   2 Oil States International, Inc.                                                                            148,716
         5,200   2 Oilsands Quest, Inc.                                                                                       22,880
         1,300   2 PHI, Inc.                                                                                                  39,039
         2,500 2,3 Pacific Ethanol, Inc.                                                                                      31,425
         3,100   2 Parallel Petroleum Corp.                                                                                   63,147
         8,037   2 Parker Drilling Co.                                                                                        75,709
         2,644     Penn Virginia Corp.                                                                                       102,323
         3,300   2 PetroQuest Energy, Inc.                                                                                    41,283
        11,595   2 Petrohawk Energy Corp.                                                                                    173,809
         1,300   2 Petroleum Development Corp.                                                                                52,442
         3,600   2 Pioneer Drilling Co.                                                                                       45,288
         2,566     RPC, Inc.                                                                                                  31,049
        14,700   2 Rentech, Inc.                                                                                              30,282
         3,400   2 Rosetta Resources, Inc.                                                                                    61,234
         2,600   2 Ship Finance International Ltd.                                                                            72,670
         2,031   2 Stone Energy Corp.                                                                                         66,007
         3,900 2,3 SulphCo, Inc.                                                                                              13,572
           600   2 Superior Offshore International, Inc.                                                                       9,486
           900   2 Superior Well Services, Inc.                                                                               17,469
         2,223   2 Swift Energy Co.                                                                                           95,011
           100   2 T-3 Energy Services, Inc.                                                                                   3,469
         3,000   2 TXCO Resources, Inc.                                                                                       30,150
         1,600   2 Toreador Resources Corp.                                                                                   19,888
           900   2 Trico Marine Services, Inc.                                                                                31,905
           700   2 US BioEnergy Corp.                                                                                          7,315
         6,283   2 USEC, Inc.                                                                                                105,492
           800   2 Union Drilling, Inc.                                                                                       12,168
         2,067   2 Universal Compression Holdings, Inc.                                                                      150,974
         4,400   2 Uranium Resources, Inc.                                                                                    39,204
         5,000   2 VAALCO Energy, Inc.                                                                                        23,800
           400   2 Venoco, Inc.                                                                                                6,928
         1,780   2 VeraSun Energy Corp.                                                                                       25,276
         2,300   2 W-H Energy Services, Inc.                                                                                 147,384
         3,900   2 Warren Resources, Inc.                                                                                     42,432
         2,590   2 Whiting Petroleum Corp.                                                                                   106,371
         2,100   2 Willbros. Group, Inc.                                                                                      66,192
         2,100     World Fuel Services Corp.                                                                                  85,869
                      TOTAL                                                                                                5,602,955
                   FINANCIALS-18.9%
           943     1st Source Corp.                                                                                           19,303
         2,200     21st Century Insurance Group                                                                               48,180
            93   2 ACA Capital Holdings, Inc.                                                                                    544
         1,000     ASTA Funding, Inc.                                                                                         36,080
         2,400     Acadia Realty Trust                                                                                        55,272
         1,758   2 Accredited Home Lenders Holding Co.                                                                        17,967
         4,800     Advance America Cash Advance, Inc.                                                                         70,416
         2,550     Advanta Corp., Class B                                                                                     65,433
         3,184   2 Affordable Residential Communities                                                                         36,170
           900     Agree Realty Corp.                                                                                         26,199
         1,196     Alabama National Bancorp                                                                                   63,831
         5,100     Alesco Financial, Inc.                                                                                     23,919
           119   2 Alexander's, Inc.                                                                                          42,138
         2,140     Alexandria Real Estate Equities, Inc.                                                                     184,318
         2,362     Alfa Corp.                                                                                                 41,831
         2,400   2 AmTrust Financial Services, Inc.                                                                           35,208
         1,780     Amcore Financial, Inc.                                                                                     42,987
         2,100     American Campus Communities, Inc.                                                                          53,655
         4,100     American Equity Investment Life Holding Co.                                                                46,535
         9,400     American Financial Realty Trust                                                                            82,438
         3,502     American Home Mortgage Investment Corp.                                                                     3,642
           950   2 American Physicians Capital, Inc.                                                                          36,024
         1,260     AmericanWest Bancorp.                                                                                      19,215
           980     Ameris Bancorp                                                                                             17,493
         1,800   2 Amerisafe, Inc.                                                                                            30,204
         1,605     Anchor Bancorp Wisconsin, Inc.                                                                             35,872
         4,200     Anthracite Capital, Inc.                                                                                   39,480
         3,700     Anworth Mortgage Asset Corp.                                                                               29,230
         7,435     Apollo Investment Corp.                                                                                   156,804
         1,200     Arbor Realty Trust, Inc.                                                                                   23,700
         4,995     Ares Capital Corp.                                                                                         77,872
         2,469   2 Argonaut Group, Inc.                                                                                       67,972
         7,640     Ashford Hospitality Trust                                                                                  78,081
         6,400     Aspen Insurance Holdings Ltd.                                                                             156,480
           900   2 Asset Acceptance Capital Corp.                                                                             12,492
         1,800     Associated Estates Realty Corp.                                                                            23,040
         4,500     Assured Guaranty Ltd.                                                                                     109,530
         2,000   2 Authorize.Net Holdings, Inc.                                                                               34,660
           200     BRT Realty Trust                                                                                            4,006
           873     Baldwin & Lyons, Inc., Class B                                                                             22,052
           478     BancFirst Corp.                                                                                            19,316
         1,400     Banco Latinoamericano de Exportaciones S.A., Class E                                                       26,040
           730   2 Bancorp, Inc., DE                                                                                          13,490
         4,435     Bank Mutual Corp.                                                                                          46,567
           900     Bank of the Ozarks, Inc.                                                                                   25,425
         3,500     BankAtlantic Bancorp, Inc., Class A                                                                        30,695
         1,700     BankFinancial Corp.                                                                                        23,460
         2,600   3 BankUnited Financial Corp., Class A                                                                        43,784
           900     Banner Corp.                                                                                               27,558
           600     Berkshire Hills Bancorp, Inc.                                                                              15,744
         5,090     BioMed Realty Trust, Inc.                                                                                 111,166
         2,700     Boston Private Financial Holdings                                                                          68,823
         4,550     Brookline Bancorp, Inc.                                                                                    46,728
         1,200     CBRE Realty Finance, Inc.                                                                                  11,124
         1,172   2 CNA Surety Corp.                                                                                           19,807
         4,814     CVB Financial Corp.                                                                                        47,129
         1,700     Calamos Asset Management, Inc.                                                                             41,990
           921   3 Capital City Bank Group, Inc.                                                                              27,593
           700     Capital Corp. of the West                                                                                  12,313
         3,100     Capital Lease Funding, Inc.                                                                                28,737
           200     Capital Southwest Corp.                                                                                    27,108
           700     Capital Trust, Inc.                                                                                        21,651
         1,000     Capitol Bancorp Ltd.                                                                                       22,460
         1,656     Cascade Bancorp                                                                                            36,117
         2,257     Cash America International, Inc.                                                                           82,651
         3,558     Cathay Bancorp, Inc.                                                                                      108,910
         3,200     Cedar Shopping Centers, Inc.                                                                               40,224
         4,000   2 Centennial Bank Holdings, Inc.                                                                             26,160
           900     Center Financial Corp.                                                                                     13,374
         3,760     Centerline Holding Co.                                                                                     46,925
         2,191     Central Pacific Financial Corp.                                                                            61,808
         1,776     Chemical Financial Corp.                                                                                   38,681
         3,162     Chittenden Corp.                                                                                          105,769
         5,949     Citizens Banking Corp.                                                                                     95,779
         1,000   2 Citizens, Inc., Class A                                                                                     5,050
           882     City Bank Lynwood, WA                                                                                      21,503
         1,500     City Holding Co.                                                                                           49,275
           400   2 Clayton Holdings, Inc.                                                                                      3,684
           600     Clifton Savings Bancorp, Inc.                                                                               6,000
         1,125     CoBiz, Inc.                                                                                                17,392
         1,100     Cohen & Steers, Inc.                                                                                       37,895
         1,221     Columbia Banking Systems, Inc.                                                                             31,013
         3,800     Commerce Group, Inc.                                                                                      109,174
           700   2 Community Bancorp                                                                                          16,387
         2,200     Community Bank System, Inc.                                                                                39,578
         1,801     Community Banks, Inc.                                                                                      46,862
         1,134     Community Trust Bancorp, Inc.                                                                              32,523
         2,200     Compass Diversified Trust                                                                                  34,078
         1,467   2 CompuCredit Corp.                                                                                          38,509
           400     Consolidated Tomoka Co.                                                                                    24,864
         2,800     Corporate Office Properties Trust                                                                         105,532
         2,824     Corus Bankshares, Inc.                                                                                     45,918
         2,900     Cousins Properties, Inc.                                                                                   74,559
           700   2 Cowen Group, Inc.                                                                                          10,052
         1,862     Crawford & Co., Class B                                                                                    11,098
           393   2 Credit Acceptance Corp.                                                                                    10,183
         5,700     Crescent Real Estate Equities, Inc.                                                                       128,706
         1,400     Crystal River Capital, Inc.                                                                                24,346
        12,020     DCT Industrial Trust, Inc.                                                                                117,796
           600   2 Darwin Professional Underwriters, Inc.                                                                     12,708
         3,600     Deerfield Triarc Capital Corp.                                                                             39,492
         3,262     Delphi Financial Group, Inc., Class A                                                                     131,035
         1,800     Delta Financial Corp.                                                                                      17,820
         6,230     DiamondRock Hospitality Co.                                                                               104,913
         3,560     Digital Realty Trust, Inc.                                                                                118,014
         2,457     Dime Community Bancorp, Inc.                                                                               27,494
         1,400   2 Dollar Financial Corp.                                                                                     35,084
           710     Donegal Group, Inc., Class A                                                                               10,238
         1,500     Downey Financial Corp.                                                                                     79,785
           400     EMC Insurance Group, Inc.                                                                                   9,852
         1,687     EastGroup Properties, Inc.                                                                                 69,572
         2,800     Education Realty Trust, Inc.                                                                               36,820
         3,880     Employers Holdings, Inc.                                                                                   71,314
         1,800   2 Encore Capital Group, Inc.                                                                                 18,594
           400   2 Enstar Group Ltd.                                                                                          42,020
           300     Enterprise Financial Services Corp.                                                                         6,006
         1,932     Entertainment Properties Trust                                                                             86,071
         1,200     Epoch Holding Corp.                                                                                        18,948
         4,491     Equity Inns, Inc.                                                                                         100,419
         1,551     Equity Lifestyle Properties, Inc.                                                                          70,353
         2,568     Equity One, Inc.                                                                                           59,269
           300   2 Evercore Partners, Inc., Class A                                                                            7,212
         4,500     Extra Space Storage, Inc.                                                                                  63,180
         2,900   2 Ezcorp, Inc., Class A                                                                                      34,916
         1,028     FBL Financial Group, Inc., Class A                                                                         36,175
         4,000     FNB Corp. (PA)                                                                                             60,040
           800   2 FPIC Insurance Group, Inc.                                                                                 27,824
           500   2 Fcstone Group, Inc.                                                                                        24,025
           800     Federal Agricultural Mortgage Association, Class C                                                         22,384
         3,992     FelCor Lodging Trust, Inc.                                                                                 87,664
         2,043     Financial Federal Corp.                                                                                    57,919
         1,000     First Acceptance Corp.                                                                                      8,900
         5,300     First BanCorp                                                                                              48,760
           850     First Bancorp, Inc.                                                                                        15,376
         1,046     First Busey Corp.                                                                                          20,251
         2,100   2 First Cash Financial Services, Inc.                                                                        45,759
         2,286     First Charter Corp.                                                                                        42,131
         5,225     First Commonwealth Financial Corp.                                                                         49,533
         1,841     First Community Bancorp                                                                                    92,455
           768     First Community Bancshares, Inc.                                                                           20,659
         2,341     First Financial Bancorp                                                                                    28,630
         1,344     First Financial Bankshares, Inc.                                                                           48,707
         1,088     First Financial Corp.                                                                                      25,546
         1,072     First Financial Holdings, Inc.                                                                             29,008
         1,288     First Indiana Corp.                                                                                        40,379
         3,300     First Industrial Realty Trust                                                                             127,743
         1,315     First Merchants Corp.                                                                                      26,629
         1,400   2 First Mercury Financial Corp.                                                                              27,692
         3,900     First Midwest Bancorp, Inc.                                                                               128,271
         8,343     First Niagara Financial Group, Inc.                                                                       107,291
         1,000     First Place Financial Corp.                                                                                15,780
         1,700     First Potomac Realty Trust                                                                                 33,303
           600   2 First Regional Bancorp                                                                                     12,906
         2,050     First Republic Bank                                                                                       112,237
           250     First South Bancorp, Inc.                                                                                   6,430
         1,700     First State Bancorporation                                                                                 29,342
         1,238   2 FirstFed Financial Corp.                                                                                   55,958
         5,800     FirstMerit Corp.                                                                                          106,314
         3,150     Flagstar Bancorp, Inc.                                                                                     33,705
           100   2 Flagstone Reinsurance Holdings Ltd.                                                                         1,259
         1,525     Flushing Financial Corp.                                                                                   22,753
         2,200   2 Franklin Bank Corp.                                                                                        23,606
         3,600     Franklin Street Properties Corp.                                                                           55,260
         3,840   2 Freedom Aquisition Holdings, Inc.                                                                          40,627
         4,900     Fremont General Corp.                                                                                      28,273
        10,300     Friedman, Billings, Ramsey Group, Inc., Class A                                                            50,676
         2,816     Frontier Financial Corp.                                                                                   60,319
           422     GAMCO Investors, Inc., Class A                                                                             21,919
         1,000   2 GFI Group, Inc.                                                                                            74,520
         3,140     GMH Communities Trust                                                                                      26,376
         1,200     Getty Realty Holding Corp.                                                                                 30,240
         3,496     Glacier Bancorp, Inc.                                                                                      66,599
           900     Gladstone Capital Corp.                                                                                    17,937
         2,765     Glimcher Realty Trust                                                                                      58,784
         1,000     Gramercy Capital Corp.                                                                                     24,190
           663     Great American Financial Resources, Inc.                                                                   15,885
           700     Great Southern Bancorp, Inc.                                                                               17,605
         4,100     Greater Bay Bancorp                                                                                       110,208
           600     Greene Bancshares, Inc.                                                                                    19,836
         1,400     Greenhill & Co., Inc.                                                                                      81,200
         1,100   2 Greenlight Capital Reinsurance Ltd.                                                                        23,100
         1,800   2 Grubb & Ellis Co.                                                                                          17,604
         1,100   2 HFF, Inc.                                                                                                  13,794
         1,906     Hancock Holding Co.                                                                                        67,415
         2,980     Hanmi Financial Corp.                                                                                      43,210
         1,054     Harleysville Group, Inc.                                                                                   29,523
         2,199     Harleysville National Corp.                                                                                32,413
         3,400     Healthcare Realty Trust, Inc.                                                                              78,948
           850     Heartland Financial USA, Inc.                                                                              14,484
         2,500     Hercules Technology Growth Capital, Inc.                                                                   30,675
           800     Heritage Commerce Corp.                                                                                    15,880
         2,900     Hersha Hospitality Trust                                                                                   30,450
         4,100     Highwoods Properties, Inc.                                                                                133,373
         2,496     Hilb Rogal & Hamilton Co.                                                                                 108,077
           300     Home Bancshares, Inc.                                                                                       5,937
         2,615     Home Properties of New York, Inc.                                                                         121,074
         3,293     Horace Mann Educators Corp.                                                                                58,714
           875     Horizon Financial Corp.                                                                                    17,106
         5,900   3 IMPAC Mortgage Holdings, Inc.                                                                              15,104
         4,200     IPC Holdings Ltd.                                                                                         104,202
           400     ITLA Capital Corp.                                                                                         17,000
           899     Iberiabank Corp.                                                                                           37,884
            32     Imperial Credit Industries, Inc., Warrants                                                                      0
           340     Independence Holdings Co.                                                                                   6,266
         1,100     Independent Bank Corp.- Massachusetts                                                                      29,799
         2,006     Independent Bank Corp.- Michigan                                                                           24,313
         1,400     Infinity Property & Casualty                                                                               61,656
         1,000   2 Information Services Group, Inc.                                                                            7,630
         4,200     Inland Real Estate Corp.                                                                                   63,504
         1,462     Integra Bank Corp.                                                                                         26,374
         3,200   2 Interactive Brokers Group, Inc., Class A                                                                   77,696
         3,510     International Bancshares Corp.                                                                             77,325
         2,800     International Securities Exchange Holdings, Inc.                                                          183,960
         3,700   2 Investors Bancorp, Inc.                                                                                    44,511
         3,500     Investors Real Estate Trust                                                                                33,670
         1,407     Irwin Financial Corp.                                                                                      16,490
           800     James River Group, Inc.                                                                                    26,448
         1,500     Jer Investors Trust, Inc.                                                                                  16,455
         1,800   2 KBW, Inc.                                                                                                  45,198
         2,000     KNBT Bancorp, Inc.                                                                                         26,300
           255     Kansas City Life Insurance Co.                                                                             10,600
         1,500     Kearny Financial Corp.                                                                                     17,820
         2,130     Kite Realty Group Trust                                                                                    33,995
         8,100   2 Knight Capital Group, Inc., Class A                                                                       114,534
         1,000     Kohlberg Capital Corp.                                                                                     15,620
         1,500     LTC Properties, Inc.                                                                                       30,105
         2,920     LaSalle Hotel Properties                                                                                  116,888
         3,800   2 Labranche & Co. Inc.                                                                                       24,586
         4,300   2 Ladenburg Thalmann Financial Services, Inc.                                                                 7,181
         1,291     Lakeland Bancorp, Inc.                                                                                     14,382
           900     Lakeland Financial Corp.                                                                                   20,421
         1,239     LandAmerica Financial Group, Inc.                                                                          94,895
         4,710     Lexington Realty Trust                                                                                     88,878
         3,800     Luminent Mortgage Capital, Inc.                                                                            27,854
         2,521     MAF Bancorp, Inc.                                                                                         132,403
         2,300     MB Financial, Inc.                                                                                         73,324
         4,400     MCG Capital Corp.                                                                                          63,668
         6,400     MFA Mortgage Investments, Inc.                                                                             44,928
         2,100     MVC Capital, Inc.                                                                                          33,957
         1,139     Macatawa Bank Corp.                                                                                        13,098
         2,700     Maguire Properties, Inc.                                                                                   77,247
         1,165     MainSource Financial Group, Inc.                                                                           18,151
         4,000   2 Marathon Acquisition Corp.                                                                                 31,400
         2,200   2 MarketAxess Holdings, Inc.                                                                                 36,542
         4,700     Max Capital Group Ltd.                                                                                    122,717
         1,900   2 Meadowbrook Insurance Group, Inc.                                                                          17,062
         3,600     Medical PPTYS Trust, Inc.                                                                                  40,320
         3,110   2 Meruelo Maddux Properties, Inc.                                                                            19,935
         1,581     Mid-American Apartment Communities, Inc.                                                                   71,351
           688     Midland Co.                                                                                                32,694
         1,100     Midwest Banc Holdings, Inc.                                                                                15,708
           600     Mission West Properties, Inc.                                                                               7,560
         7,400     Montpelier Re Holdings Ltd.                                                                               117,290
         8,400   2 Move, Inc.                                                                                                 28,140
           200     NASB Financial, Inc.                                                                                        5,682
         2,423     NBT Bancorp, Inc.                                                                                          43,832
           700   2 NTR Aquisition Co.                                                                                          6,657
         1,600     Nara Bancorp, Inc.                                                                                         23,616
         2,700     National Financial Partners Corp.                                                                         125,172
         1,721     National Health Investors, Inc.                                                                            54,384
           800     National Interstate Corp.                                                                                  20,400
         3,389     National Penn Bancshares, Inc.                                                                             50,089
         4,686     National Retail Properties, Inc.                                                                          101,499
           191   2 National Western Life Insurance Co., Class A                                                               45,023
         6,001     Nationwide Health Properties, Inc.                                                                        143,004
           800   2 Navigators Group, Inc.                                                                                     41,848
           900   2 Nelnet, Inc., Class A                                                                                      15,570
         8,100     Newalliance Bancshares, Inc.                                                                              109,431
         3,300     Newcastle Investment Corp.                                                                                 59,433
           400   2 Newstar Financial, Inc.                                                                                     4,908
         2,400   2 NexCen Brands, Inc.                                                                                        20,352
         5,200     Northstar Realty Finance Corp.                                                                             52,468
         1,300     Northwest Bancorp, Inc.                                                                                    34,138
           675   3 Novastar Financial, Inc.                                                                                    6,507
           400     Nymagic, Inc.                                                                                              14,552
         2,505   2 Ocwen Financial Corp.                                                                                      27,154
         1,800     Odyssey Re Holdings Corp.                                                                                  63,360
         4,619     Ohio Casualty Corp.                                                                                       200,511
         5,210     Old National Bancorp                                                                                       75,024
         1,219     Old Second Bancorp, Inc.                                                                                   33,583
           839     Omega Financial Corp.                                                                                      20,102
         4,800     Omega Healthcare Investors                                                                                 62,064
         2,800     optionsXpress Holdings, Inc.                                                                               70,028
         1,591     Oriental Financial Group                                                                                   14,192
           100   2 Oritani Financial Corp.                                                                                     1,325
         1,776     PFF Bancorp, Inc.                                                                                          29,695
           866   2 PICO Holdings, Inc.                                                                                        35,636
         2,919   2 PMA Capital Corp.                                                                                          26,213
         1,129     PS Business Parks, Inc.                                                                                    57,692
         2,200     PXRE Group Ltd.                                                                                             9,284
         3,489     Pacific Capital Bancorp                                                                                    72,920
           865     Park National Corp.                                                                                        68,724
         1,140     Parkway Properties, Inc.                                                                                   46,261
         3,121     Partners Trust Financial Group, Inc.                                                                       37,327
         2,100     Patriot Capital Funding, Inc.                                                                              26,922
         2,100     Pennantpark Investment Corp.                                                                               27,930
         2,396     Pennsylvania Real Estate Investment Trust                                                                  93,300
           900   2 Penson Worldwide, Inc.                                                                                     15,885
           745     Peoples Bancorp, Inc.                                                                                      16,703
         8,100     Phoenix Cos., Inc.                                                                                        111,699
         1,100   2 Pinnacle Financial Partners, Inc.                                                                          26,521
         1,344   2 Piper Jaffray Cos., Inc.                                                                                   64,404
         4,000     Platinum Underwriters Holdings Ltd.                                                                       132,800
         1,300   2 Portfolio Recovery Associates, Inc.                                                                        67,925
         3,200     Post Properties, Inc.                                                                                     140,928
         2,807     Potlatch Corp.                                                                                            122,638
           650     Preferred Bank Los Angeles, CA                                                                             24,960
         1,553     Presidential Life Corp.                                                                                    25,329
         2,400   2 Primus Guaranty Ltd.                                                                                       22,800
         1,400     PrivateBancorp, Inc.                                                                                       37,800
         2,380   2 ProAssurance Corp.                                                                                        117,524
           800   2 Prospect Energy Corp.                                                                                      12,416
         2,600     Prosperity Bancshares, Inc.                                                                                73,632
         2,467     Provident Bankshares Corp.                                                                                 70,803
         4,730     Provident Financial Services, Inc.                                                                         66,693
         2,872     Provident New York Bancorp                                                                                 39,174
           100     QC Holdings, Inc.                                                                                           1,357
           300   2 Quadra Realty Trust, Inc.                                                                                   2,661
         4,830     RAIT Investment Trust                                                                                      50,039
           600   2 RAM Holdings Ltd.                                                                                           7,992
         1,510     RLI Corp.                                                                                                  87,580
         1,600     Ramco-Gershenson Properties                                                                                51,520
         7,300     Realty Income Corp.                                                                                       171,331
         1,600     Redwood Trust, Inc.                                                                                        46,080
         1,200     Renasant Corp.                                                                                             23,016
           651     Republic Bancorp, Inc.                                                                                     10,051
         2,800     Republic Property Trust                                                                                    39,256
           900     Resource America, Inc., Class A                                                                            13,491
           900     Resource Capital Corp.                                                                                      8,523
           600     Rockville Financial, Inc.                                                                                   8,436
           100   2 Roma Financial Corp.                                                                                        1,447
           375     Royal Bancshares of Pennsylvania                                                                            6,949
         1,771     S & T Bancorp, Inc.                                                                                        55,043
           850     S.Y. Bancorp, Inc.                                                                                         19,898
           621     SCBT Financial Corp.                                                                                       18,096
         2,700   2 SVB Financial Group                                                                                       142,236
         1,863     SWS Group, Inc.                                                                                            32,882
         1,200     Safety Insurance Group, Inc.                                                                               39,960
         1,000     Sanders Morris Harris Group, Inc.                                                                           9,820
         1,119     Sandy Spring Bancorp, Inc.                                                                                 30,146
           313     Santander BanCorp                                                                                           3,709
         1,029     Saul Centers, Inc.                                                                                         44,628
         3,400     Scottish Re Group Ltd.                                                                                     13,940
         2,100   2 Seabright Insurance Holdings, Inc.                                                                         38,073
         1,020     Seacoast Banking Corp. of Florida                                                                          16,351
         1,100     Security Bank Corp.                                                                                        15,554
         1,300     Security Capital Assurance Ltd.                                                                            30,134
         4,392     Selective Insurance Group, Inc.                                                                            90,124
         5,543     Senior Housing Properties Trust                                                                            95,783
           100     Sierra Bancorp                                                                                              2,685
         2,000   2 Signature Bank                                                                                             61,780
         1,000     Simmons 1st National Corp., Class A                                                                        23,090
         4,900     South Financial Group, Inc.                                                                               105,644
           791     Southside Bancshares, Inc.                                                                                 15,258
         1,400     Southwest Bancorp, Inc.                                                                                    27,650
         1,455     Sovran Self Storage, Inc.                                                                                  62,710
         7,400     Spirit Finance Corp.                                                                                      107,522
         1,400   2 Star Maritime Acquisition Corp.                                                                            19,530
         1,047     State Auto Financial Corp.                                                                                 27,075
         1,885     Sterling Bancorp                                                                                           27,427
         5,811     Sterling Bancshares, Inc.                                                                                  60,493
         2,087     Sterling Financial Corp.                                                                                   34,916
         3,661     Sterling Financial Corp. WA                                                                                83,141
         1,277     Stewart Information Services Corp.                                                                         46,585
           966 2,3 Stifel Financial Corp.                                                                                     53,391
         5,350     Strategic Hotels & Resorts, Inc.                                                                          113,848
           800     Suffolk Bancorp                                                                                            22,544
         1,035   2 Sun Bancorp, Inc.                                                                                          15,639
         1,566     Sun Communities, Inc.                                                                                      42,627
         4,200     Sunstone Hotel Investors, Inc.                                                                            104,244
         1,900     Superior Bancorp                                                                                           16,378
         3,730     Susquehanna Bankshares, Inc.                                                                               64,529
         2,290     Tanger Factory Outlet Centers, Inc.                                                                        76,555
           400     Taylor Capital Group, Inc.                                                                                 10,856
           934     Technology Investment Capital Corp.                                                                        12,805
           708   2 Tejon Ranch Co.                                                                                            28,086
         1,700   2 Texas Capital Bancshares, Inc.                                                                             33,762
         1,100     Thomas Properties Group, Inc.                                                                              15,004
         1,100   2 Thomas Weisel Partners Group, Inc.                                                                         15,290
         1,500     TierOne Corp.                                                                                              34,815
           724     Tompkins Financial Corporation                                                                             23,023
         1,800     Tower Group, Inc.                                                                                          47,700
         2,700   2 Tradestation Group, Inc.                                                                                   28,539
           900     TriCo Bancshares                                                                                           18,198
           767   2 Triad Guaranty, Inc.                                                                                       21,146
         5,531     Trustco Bank Corp.                                                                                         51,328
         3,600     Trustmark Corp.                                                                                            90,108
         3,350     U-Store-It Trust                                                                                           47,939
         1,100     U.S. Global Investors, Inc., Class A                                                                       23,430
         7,500     UCBH Holdings, Inc.                                                                                       123,300
         2,200     UMB Financial Corp.                                                                                        82,148
           764     USB Holdings Co., Inc.                                                                                     18,382
         4,372     Umpqua Holdings Corp.                                                                                      83,155
           950     Union Bankshares Corp.                                                                                     18,440
         1,300   2 United America Indemnity Ltd., Class A                                                                     27,924
         2,900     United Bankshares, Inc.                                                                                    80,765
         2,529     United Community Banks, Inc.                                                                               59,305
         1,892     United Community Financial Corp.                                                                           13,490
         1,500     United Fire & Casualty Co.                                                                                 51,630
           200     United Security Bancshares                                                                                  2,798
         2,300   2 Universal American Financial Corp.                                                                         45,793
           800     Universal Health Realty Trust, Inc.                                                                        23,400
           900     Univest Corp.                                                                                              17,334
         1,500     Urstadt Biddle Properties, Class A                                                                         22,650
           200   2 ViewPoint Financial Group                                                                                   3,142
         1,288   2 Virginia Commerce Bancorp, Inc.                                                                            18,792
         8,100     W Holding Co., Inc.                                                                                        17,901
           600   3 W.P. Stewart & Co.                                                                                          6,510
           500     WSFS Financial Corp.                                                                                       27,610
         6,000     Waddell & Reed Financial, Inc., Class A                                                                   151,260
         3,202     Washington Real Estate Investment Trust                                                                    95,548
         1,000     Washington Trust Bancorp                                                                                   23,710
           200   2 Wauwatosa Holdings, Inc.                                                                                    3,030
         1,835     Wesbanco, Inc.                                                                                             40,462
         1,100     West Coast Bancorp                                                                                         28,798
         2,400     WestAmerica Bancorp.                                                                                       98,232
           800   2 Western Alliance Bancorp                                                                                   21,048
           728     Westfield Financial, Inc.                                                                                   6,625
         1,200     Wilshire Bancorp, Inc.                                                                                     12,324
         1,900     Winthrop Realty Trust                                                                                      12,654
         1,999     Wintrust Financial Corp.                                                                                   78,781
         1,500   2 World Acceptance Corp.                                                                                     48,285
           700     Yardville National Bancorp                                                                                 22,918
         2,568     Zenith National Insurance Corp.                                                                           103,644
         1,400   2 eHealth, Inc.                                                                                              27,468
                      TOTAL                                                                                               19,332,197
                   HEALTH CARE--11.7%
         1,540   2 AMAG Pharmaceutical, Inc.                                                                                  82,683
         2,393   2 AMN Healthcare Services, Inc.                                                                              51,378
         1,700   2 Abaxis, Inc.                                                                                               30,940
         2,100   2 Abiomed, Inc.                                                                                              21,714
         2,700   2 Acadia Pharmaceuticals, Inc.                                                                               37,908
           800   2 Accuray, Inc.                                                                                              15,128
         1,900   2 Acorda Therapeutics, Inc.                                                                                  31,882
         2,400   2 Adams Respiratory Therapeutics, Inc.                                                                       88,824
           100   2 Affymax, Inc.                                                                                               2,387
         4,900   2 Affymetrix, Inc.                                                                                          119,462
           800   2 Air Methods Corp.                                                                                          30,480
         2,800   2 Akorn, Inc.                                                                                                18,984
         2,294   2 Albany Molecular Research, Inc.                                                                            33,745
         2,603   2 Alexion Pharmaceuticals, Inc.                                                                             151,390
           700   2 Alexza Pharmaceuticals, Inc.                                                                                6,146
         4,300   2 Align Technology, Inc.                                                                                    112,230
         6,900   2 Alkermes, Inc.                                                                                             98,256
         2,700   2 Alliance Imaging, Inc.                                                                                     24,057
         2,200   2 Allos Therapeutics, Inc.                                                                                    9,570
         3,621   2 Allscripts Healthcare Solutions, Inc.                                                                      82,378
         2,300   2 Alnylam Pharmaceuticals, Inc.                                                                              55,453
         3,145   2 Alpharma, Inc., Class A                                                                                    77,965
           900   2 Altus Pharmaceuticals, Inc.                                                                                 9,180
         1,866   2 Amedisys, Inc.                                                                                             70,628
         1,300   2 American Dental Partners, Inc.                                                                             33,371
         5,600   2 American Medical Systems Holdings, Inc.                                                                   102,368
         3,800   2 Amerigroup Corp.                                                                                          105,184
         2,500   2 Amsurg Corp.                                                                                               62,850
         1,195     Analogic Corp.                                                                                             79,336
         1,500   2 AngioDynamics, Inc.                                                                                        28,155
           300   2 Animal Health International, Inc.                                                                           3,378
         5,700   2 Applera Corp.                                                                                              68,514
         3,300   2 Apria Healthcare Group, Inc.                                                                               86,526
         1,400   2 ArQule, Inc.                                                                                                7,952
         4,400   2 Arena Pharmaceuticals, Inc.                                                                                50,292
         6,302 2,3 Ariad Pharmaceuticals, Inc.                                                                                27,666
         2,700   2 Array BioPharma, Inc.                                                                                      27,135
         1,474     Arrow International, Inc.                                                                                  65,136
         2,062   2 Arthrocare Corp.                                                                                          104,378
         1,700   2 Aspect Medical Systems, Inc.                                                                               23,137
         3,500     Assisted Living Concepts, Inc., Class A                                                                    31,500
         1,500   2 Auxilium Pharmaceutical, Inc.                                                                              26,205
         2,600   2 Beijing Med-Pharm Corp.                                                                                    23,140
         1,300   2 Bentley Pharmaceuticals, Inc.                                                                              14,846
         1,300   2 Bio Rad Laboratories, Inc., Class A                                                                        96,408
           900   2 Bio-Reference Laboratories, Inc.                                                                           23,022
         6,894   2 BioMarin Pharmaceutical, Inc.                                                                             124,506
         1,200   2 BioMimetic Therapeutics, Inc.                                                                              17,316
         1,600   2 Bionovo, Inc.                                                                                               5,456
           900   2 Bradley Pharmaceuticals, Inc.                                                                              14,436
         3,852   2 Bruker BioSciences Corp.                                                                                   30,161
         2,102   2 CONMED Corp.                                                                                               58,646
         4,257   2 CV Therapeutics, Inc.                                                                                      42,187
           600   2 Cadence Pharmaceuticals, Inc.                                                                               7,380
         2,065     Cambrex Corp.                                                                                              28,208
           300   2 Cantel Medical Corp.                                                                                        4,344
           800   2 Capital Senior Living Corp.                                                                                 7,088
           400   2 Caraco Pharmaceutical Laboratories, Ltd.                                                                    6,124
         5,290   2 Cell Genesys, Inc.                                                                                         18,198
         3,300   2 Centene Corp.                                                                                              71,313
         4,000   2 Cepheid, Inc.                                                                                              59,000
         1,826     Chemed Corp.                                                                                              115,549
           800     Computer Programs & Systems, Inc.                                                                          21,400
         2,500   2 Conceptus, Inc.                                                                                            40,500
           671   2 Corvel Corp.                                                                                               17,849
         2,700   2 Cross Country Healthcare, Inc.                                                                             44,199
         1,100   2 Cryolife, Inc.                                                                                             10,505
         4,238   2 Cubist Pharmaceuticals, Inc.                                                                               97,728
           900   2 Cutera, Inc.                                                                                               20,466
         1,698   2 Cyberonics, Inc.                                                                                           23,772
           800   2 Cynosure, Inc., Class A                                                                                    24,976
         2,800   2 Cypress Biosciences, Inc.                                                                                  32,284
         1,700   2 Cytokinetics, Inc.                                                                                          8,500
         4,300     Cytrex Corp.                                                                                               13,029
         1,600   2 DJ Orthopedics, Inc.                                                                                       75,968
           959     Datascope Corp.                                                                                            32,999
         6,600 2,3 Dendreon Corp.                                                                                             50,226
         1,501   2 Dionex Corp.                                                                                              102,083
         8,300   2 Discovery Laboratories, Inc.                                                                               17,596
         4,000   2 Durect Corp.                                                                                               17,200
         3,094   2 Eclipsys Corp.                                                                                             67,233
           500   2 Emergency Medical Services Corp., Class A                                                                  19,505
           200   2 Emeritus Corp.                                                                                              4,900
         7,884   2 Encysive Pharmaceuticals, Inc.                                                                             14,980
         2,008   2 Enzo Biochem, Inc.                                                                                         25,662
         4,000   2 Enzon, Inc.                                                                                                28,800
           800   2 Ev3, Inc.                                                                                                  13,176
         6,455   2 Exelixis, Inc.                                                                                             62,549
        61,000     Five Star Quality Care, Inc., Rights                                                                            0
         1,400 2,3 Foxhollow Technologies, Inc.                                                                               35,938
           800   2 GTX, Inc.                                                                                                  12,296
           600   2 Genomic Health, Inc.                                                                                       11,940
         2,000   2 Gentiva Health Services, Inc.                                                                              39,940
         7,500   2 Genvec, Inc.                                                                                               13,800
         5,240   2 Geron Corp.                                                                                                33,012
         1,600   2 Greatbatch Technologies, Inc.                                                                              49,648
         1,100   2 HMS Holdings Corp.                                                                                         20,933
         1,964   2 Haemonetics Corp.                                                                                          97,061
         3,900   2 Halozyme Therapeutics, Inc.                                                                                31,356
           600   2 Hansen Medical, Inc.                                                                                       12,174
         2,100   2 HealthExtras, Inc.                                                                                         56,343
         6,000     HealthSouth Corp.                                                                                          94,800
         2,800   2 Healthspring, Inc.                                                                                         47,880
         2,600 2,3 Healthways, Inc.                                                                                          113,620
         4,060   2 Hologic, Inc.                                                                                             210,308
        10,300   2 Human Genome Sciences, Inc.                                                                                79,928
         3,100   2 Hythiam, Inc.                                                                                              22,940
         1,500   2 I-Flow Corp.                                                                                               26,565
         1,100   2 ICU Medical, Inc.                                                                                          36,564
         1,200   2 Idenix Pharmaceuticals, Inc.                                                                                3,552
         3,812   2 Illumina, Inc.                                                                                            173,713
         4,952   2 Immucor, Inc.                                                                                             154,304
         5,800   2 Immunomedics, Inc.                                                                                         16,704
         7,100   2 Incyte Genomics, Inc.                                                                                      37,772
         5,400   2 Indevus Pharmaceuticals, Inc.                                                                              38,286
         1,500   2 Integra Lifesciences Corp.                                                                                 74,475
         2,248   2 InterMune, Inc.                                                                                            47,995
         2,163     Invacare Corp.                                                                                             44,450
         3,200   2 Inverness Medical Innovations, Inc.                                                                       154,912
         5,978   2 Isis Pharmaceuticals, Inc.                                                                                 62,231
         1,900   2 Javelin Pharmaceuticals, Inc.                                                                               8,455
         2,550   2 KV Pharmaceutical Co., Class A                                                                             69,717
         1,000   2 Kendle International, Inc.                                                                                 36,950
           900   2 Kensey Nash Corp.                                                                                          21,969
         2,800   2 Keryx Biopharmaceuticals, Inc.                                                                             24,080
         1,880   2 Kindred Healthcare, Inc.                                                                                   50,346
         1,800   2 Kosan Biosciences, Inc.                                                                                     7,488
         3,300   2 Kyphon, Inc.                                                                                              216,546
         1,650     LCA Vision, Inc.                                                                                           58,592
         1,000   2 LHC Group, Inc.                                                                                            24,220
           700     Landauer, Inc.                                                                                             33,320
         2,700   2 LifeCell Corp.                                                                                             82,863
         5,400   2 Ligand Pharmaceuticals, Inc., Class B                                                                      29,160
         2,039   2 Luminex Corp.                                                                                              24,346
         5,700   2 MGI PHARMA, Inc.                                                                                          142,671
           600   2 MWI Veterinary Supply, Inc.                                                                                23,202
         2,800   2 Magellan Health Services, Inc.                                                                            117,096
         2,400 2,3 Mannkind Corp.                                                                                             25,344
         2,500   2 Martek Biosciences Corp.                                                                                   64,050
         1,700   2 Matria Healthcare, Inc.                                                                                    43,911
         1,707   2 Maxygen, Inc.                                                                                              13,912
         1,000   2 MedCath Corp.                                                                                              30,290
         9,100   2 Medarex, Inc.                                                                                             128,856
           800   2 Medical Action Industries, Inc.                                                                            15,568
         3,700   2 Medicines Co.                                                                                              58,867
         4,300     Medicis Pharmaceutical Corp., Class A                                                                     122,679
         1,900     Medivation, Inc.                                                                                           31,179
         3,076     Mentor Corp.                                                                                              121,041
         2,373     Meridian Bioscience, Inc.                                                                                  52,989
         1,954   2 Merit Medical Systems, Inc.                                                                                21,865
           700   2 Metabolix, Inc.                                                                                            15,393
         1,400   2 Micrus Endovascular Corp.                                                                                  32,928
         4,800 2,3 Minrad International, Inc.                                                                                 22,800
           900   2 Molina Healthcare, Inc.                                                                                    28,251
         1,700   2 Momenta Pharmaceuticals, Inc.                                                                              16,524
         3,100   2 Myriad Genetics, Inc.                                                                                     115,878
         4,403   2 Nabi Biopharmaceuticals                                                                                    18,757
         2,500 2,3 Nastech Pharmaceutical Co.                                                                                 31,600
           500     National Healthcare Corp.                                                                                  26,080
         2,100   2 Natus Medical, Inc.                                                                                        32,046
         7,000   2 Nektar Therapeutics                                                                                        53,410
         3,300   2 Neurocrine Biosciences, Inc.                                                                               33,561
         1,300   2 Neurogen Corp.                                                                                              5,499
         1,100   2 Nighthawk Radiology Holdings, Inc.                                                                         22,693
           800   2 Northstar Neuroscience, Inc.                                                                                8,200
         1,200   2 Novacea, Inc.                                                                                               9,528
         1,801   2 Noven Pharmaceuticals, Inc.                                                                                31,986
         2,800   2 NuVasive, Inc.                                                                                             80,304
         2,100   2 NxStage Medical, Inc.                                                                                      27,888
         4,400   2 OSI Pharmaceuticals, Inc.                                                                                 141,856
           200   2 Obagi Medical Products, Inc.                                                                                3,386
         2,775   2 Odyssey Healthcare, Inc.                                                                                   29,998
         2,300   2 Omnicell, Inc.                                                                                             54,924
         1,200   2 Omrix Biopharmaceuticals, Inc.                                                                             34,416
         3,400   2 Onyx Pharmaceuticals, Inc.                                                                                 94,554
         2,337     Option Care, Inc.                                                                                          45,314
         3,400   2 OraSure Technologies, Inc.                                                                                 27,234
           100   2 Orexigen Therapeutics, Inc.                                                                                 1,483
         1,000   2 Orthofix International NV                                                                                  43,060
           300 2,3 Osiris Therapeutics, Inc.                                                                                   3,654
         3,126     Owens & Minor, Inc.                                                                                       120,195
         1,400   2 PRA International                                                                                          40,502
         5,161   2 PSS World Medical, Inc.                                                                                    88,924
         2,600   2 Pain Therapeutics, Inc.                                                                                    21,788
         1,400   2 Palomar Medical Technologies, Inc.                                                                         44,702
         2,600   2 Par Pharmaceutical Cos., Inc.                                                                              61,594
         2,305   2 Parexel International Corp.                                                                                93,191
         2,200   2 Penwest Pharmaceuticals Co.                                                                                28,248
         6,074     Perrigo Co.                                                                                               113,280
         1,600   2 PharmaNet Development Group, Inc.                                                                          44,800
         1,900   2 Pharmion Corp.                                                                                             46,284
         2,500   2 Phase Forward, Inc.                                                                                        42,975
         1,718     PolyMedica Industries, Inc.                                                                                69,390
         2,700   2 Poniard Pharmaceuticals, Inc.                                                                              15,660
         2,200   2 Pozen, Inc.                                                                                                36,630
         1,700   2 Progenics Pharmaceuticals, Inc.                                                                            36,227
         1,900   2 Protalix Biotherapeutics, Inc.                                                                             25,574
           900   2 Providence Service Corp.                                                                                   23,643
         3,900   2 Psychiatric Solutions, Inc.                                                                               132,951
         2,000   2 Quidel Corp.                                                                                               29,760
           900   2 Radiation Therapy Services, Inc.                                                                           25,434
         1,500   2 Regeneration Technologies, Inc.                                                                            16,080
         4,212   2 Regeneron Pharmaceuticals, Inc.                                                                            62,717
         1,399   2 RehabCare Group, Inc.                                                                                      19,824
         1,800   2 Res-Care, Inc.                                                                                             34,974
         2,156   2 Rigel Pharmaceuticals, Inc.                                                                                17,162
         3,850   2 Salix Pharmaceuticals Ltd.                                                                                 42,427
         3,100   2 Santarus, Inc.                                                                                             14,880
         3,848   2 Savient Pharmaceuticals, Inc.                                                                              45,560
         2,500   2 Sciele Pharma, Inc.                                                                                        57,975
         2,200   2 Seattle Genetics, Inc.                                                                                     20,966
         2,700 2,3 Senomyx, Inc.                                                                                              29,943
         1,200   2 Sirona Dental Systems, Inc.                                                                                42,432
         2,200   2 Skilled Healthcare Group, Inc., Class A                                                                    30,558
         1,300   2 Somaxon Pharmaceuticals, Inc.                                                                              12,844
         1,100   2 Sonic Innovations, Inc.                                                                                     9,262
         1,287   2 SonoSight, Inc.                                                                                            36,422
         3,100 2,3 Spectranetics Corp.                                                                                        40,331
         1,400   2 Stereotaxis, Inc.                                                                                          18,270
         4,700     Steris Corp.                                                                                              128,545
         3,600   2 Sun Healthcare Group, Inc.                                                                                 48,672
         3,276   2 Sunrise Senior Living, Inc.                                                                               130,254
         3,926   2 SuperGen, Inc.                                                                                             23,595
         1,232 2,3 SurModics, Inc.                                                                                            56,512
         1,100   2 Symbion, Inc.                                                                                              23,683
         2,400   2 Symmetry Medical, Inc.                                                                                     35,832
         2,000   2 Tanox, Inc.                                                                                                39,000
         4,100   2 Telik, Inc.                                                                                                11,193
         1,100   2 Tercica, Inc.                                                                                               5,291
         3,930   2 Thoratec Laboratories Corp.                                                                                76,281
           400   2 TomoTherapy, Inc.                                                                                          10,840
         3,235   2 TriZetto Group, Inc.                                                                                       51,857
           300   2 Trubion Pharmaceuticals, Inc.                                                                               5,091
         1,673   2 United Therapeutics Corp.                                                                                 116,039
         6,700     Valeant Pharmaceuticals International                                                                     105,123
         2,300   2 Vanda Pharmaceuticals, Inc.                                                                                43,033
         2,360   2 Varian, Inc.                                                                                              141,930
         2,148   2 Ventana Medical Systems                                                                                   179,014
         2,225     Verenium Corp.                                                                                             13,884
         4,900   2 ViroPharma, Inc.                                                                                           62,965
           300   2 Visicu, Inc.                                                                                                2,043
         1,200   2 Vital Images, Inc.                                                                                         23,388
           601     Vital Signs, Inc.                                                                                          31,258
         2,700   2 Vivus, Inc.                                                                                                15,336
         1,300   2 Volcano Corp.                                                                                              22,438
         2,384     West Pharmaceutical Services, Inc.                                                                        110,332
         2,500   2 Wright Medical Group, Inc.                                                                                 60,525
         7,300   2 XOMA Ltd.                                                                                                  15,038
         1,400   2 Xenoport, Inc.                                                                                             59,766
         1,788   2 Zoll Medical Corp.                                                                                         48,026
         2,400   2 Zymogenetics, Inc.                                                                                         27,744
         3,825   2 eResearch Technology, Inc.                                                                                 36,720
         2,400   2 inVentiv Health, Inc.                                                                                      85,152
                      TOTAL                                                                                               12,042,260
                   INDUSTRIALS--14.4%
           800   2 3D Systems Corp.                                                                                           16,304
         1,500 2,3 A.S.V., Inc.                                                                                               21,885
         2,667   2 AAR Corp.                                                                                                  79,557
         3,204     ABM Industries, Inc.                                                                                       80,613
         3,900   2 ABX Air, Inc.                                                                                              28,353
           700   2 AMERCO                                                                                                     44,695
           100   2 AMREP Corp.                                                                                                 4,120
           600   2 AZZ, Inc.                                                                                                  21,300
           700     Aaon, Inc.                                                                                                 20,937
         3,400   2 Acco Brands Corp.                                                                                          70,312
         1,300   2 Accuride Corp.                                                                                             18,343
         2,100     Actuant Corp.                                                                                             128,058
         3,277     Acuity Brands, Inc.                                                                                       193,671
         1,726     Administaff, Inc.                                                                                          56,440
         1,400   2 Advisory Board Co.                                                                                         72,086
         2,500   2 Aecom Technology Corp.                                                                                     64,875
           200   2 Aerovironment, Inc.                                                                                         3,918
         6,594   2 AirTran Holdings, Inc.                                                                                     64,885
         2,851   2 Alaska Air Group, Inc.                                                                                     66,514
         1,956     Albany International Corp., Class A                                                                        73,311
           100   2 Allegiant Travel Co.                                                                                        2,939
           200   2 Altra Holdings, Inc.                                                                                        3,410
         4,400   2 American Commercial Lines, Inc.                                                                            97,460
         1,200     American Ecology, Inc.                                                                                     24,456
           500     American Railcar Industries, Inc.                                                                          17,365
         1,800   2 American Reprographics Co.                                                                                 44,856
           700   2 American Science & Engineering, Inc.                                                                       38,794
         2,400   2 American Superconductor Corp.                                                                              45,816
         1,100     American Woodmark Corp.                                                                                    33,055
           700     Ameron, Inc.                                                                                               68,481
           500     Ampco-Pittsburgh Corp.                                                                                     21,110
         2,500     Apogee Enterprises, Inc.                                                                                   64,400
         3,483     Applied Industrial Technologies, Inc.                                                                      98,882
           900   2 Argon ST, Inc.                                                                                             18,846
         1,884     Arkansas Best Corp.                                                                                        67,881
         3,600     Arrowhead Research Corp.                                                                                   16,236
         1,261   2 Astec Industries, Inc.                                                                                     65,786
         1,200   2 Atlas Air Worldwide Holdings, Inc.                                                                         65,052
           900     Badger Meter, Inc.                                                                                         30,285
           800   2 Baker Michael Corp.                                                                                        28,840
         3,276     Baldor Electric Co.                                                                                       149,517
         2,956     Barnes Group, Inc.                                                                                         92,227
           300     Barrett Business Services, Inc.                                                                             7,572
         3,600 2,3 Beacon Roofing Supply, Inc.                                                                                53,856
         3,372     Belden, Inc.                                                                                              184,718
         3,400   2 Blount International, Inc.                                                                                 38,658
           800     BlueLinx Holdings, Inc.                                                                                     6,696
         2,555     Bowne & Co., Inc.                                                                                          44,304
         3,274     Brady (W.H.) Co.                                                                                          114,557
         3,800     Briggs & Stratton Corp.                                                                                   107,768
         2,575     Bucyrus International, Inc.                                                                               163,667
         1,000   2 Builders Firstsource, Inc.                                                                                 14,660
         3,459   2 CBIZ, Inc.                                                                                                 23,556
         1,151     CDI Corp.                                                                                                  32,562
         1,000     CIRCOR International, Inc.                                                                                 39,880
         4,018     CLARCOR, Inc.                                                                                             139,786
         1,300   2 COMSYS IT Partners, Inc.                                                                                   23,608
           900   2 CRA International, Inc.                                                                                    42,921
           900     Cascade Corp.                                                                                              61,011
         1,609   2 Casella Waste Systems, Inc.                                                                                17,908
         1,700   2 Celadon Group, Inc.                                                                                        25,602
         3,900   2 Cenveo, Inc.                                                                                               81,939
         2,100   2 Ceradyne, Inc.                                                                                            156,723
           600   2 Chart Industries, Inc.                                                                                     16,632
         1,300   2 Clean Harbors, Inc.                                                                                        62,439
         1,345   2 CoStar Group, Inc.                                                                                         68,595
           800     Coleman Cable, Inc.                                                                                        20,016
         1,200   2 Columbus McKinnon Corp.                                                                                    30,780
         2,900     Comfort Systems USA, Inc.                                                                                  37,526
         1,150   2 Commercial Vehicle Group, Inc.                                                                             16,675
           100     CompX International, Inc.                                                                                   1,641
           800   2 Consolidated Graphics, Inc.                                                                                52,728
           800   2 Cornell Corrections, Inc.                                                                                  17,632
         1,100     Cubic Corp.                                                                                                30,283
         3,164     Curtiss Wright Corp.                                                                                      137,855
         3,800     Deluxe Corp.                                                                                              143,488
         2,000     Diamond Management & Technology Consultants, Inc.                                                          21,620
         2,000   2 Dollar Thrifty Automotive Group                                                                            73,840
           700   2 Dynamex, Inc.                                                                                              16,814
           900     Dynamic Materials Corp.                                                                                    37,863
         2,200   2 Dyncorp International, Inc., Class A                                                                       46,882
         1,300     EDO Corp.                                                                                                  42,965
         2,342   2 EGL, Inc.                                                                                                 110,472
         1,866   2 ESCO Technologies, Inc.                                                                                    67,680
         2,500     Eagle Bulk Shipping, Inc.                                                                                  65,800
         1,279     Electro Rent Corp.                                                                                         17,330
         4,512   2 Emcor Group, Inc.                                                                                         161,981
         1,500   2 EnPro Industries, Inc.                                                                                     59,070
         1,950     Encore Wire Corp.                                                                                          59,573
         2,100   2 EnerSys, Inc.                                                                                              38,010
         3,075   2 Energy Conversion Devices, Inc.                                                                            91,789
         1,800     Ennis Business Forms, Inc.                                                                                 36,324
         1,751   2 Esterline Technologies Corp.                                                                               81,054
         6,400   2 Evergreen Solar, Inc.                                                                                      53,312
         1,200   2 Exponent, Inc.                                                                                             27,324
         2,900   2 ExpressJet Holdings, Inc.                                                                                  15,167
         2,950   2 FTI Consulting, Inc.                                                                                      121,039
         3,513     Federal Signal Corp.                                                                                       47,250
           500   2 First Advantage Corp., Class A                                                                             10,045
         2,000   2 Flow International Corp.                                                                                   18,460
         4,600 2,3 Force Protection, Inc.                                                                                     72,220
         2,251     Forward Air Corp.                                                                                          76,692
         1,340     Franklin Electronics, Inc.                                                                                 62,417
         1,100     Freightcar America, Inc.                                                                                   51,997
         1,000   2 Fuel Tech, Inc.                                                                                            27,970
         4,740   2 Fuelcell Energy, Inc.                                                                                      34,886
         1,555     G & K Services, Inc., Class A                                                                              57,939
           800   2 Gehl Co.                                                                                                   20,464
         3,990   2 GenCorp, Inc.                                                                                              47,162
         1,000   2 Genco Shipping & Trading Ltd.                                                                              56,330
         2,425   2 Genesee & Wyoming, Inc., Class A                                                                           62,201
         1,908   2 Genlyte Group, Inc.                                                                                       132,740
         3,600   2 Geo Group, Inc.                                                                                            99,576
           900   2 GeoEye, Inc.                                                                                               18,675
         1,818     Gibraltar Industries, Inc.                                                                                 35,106
         2,300   2 Goodman Global, Inc.                                                                                       55,476
           875     Gorman Rupp Co.                                                                                            25,104
         7,618   2 GrafTech International Ltd.                                                                               118,003
         2,566     Granite Construction, Inc.                                                                                166,764
           900   2 Great Lakes Dredge & Dock Corp.                                                                             7,506
         1,100     Greenbrier Cos., Inc.                                                                                      36,707
         2,429   2 Griffon Corp.                                                                                              42,678
         1,100   2 H&E Equipment Services, Inc.                                                                               29,887
           600     Hardinge, Inc.                                                                                             19,752
         2,050     Healthcare Services Group, Inc.                                                                            56,826
         4,600     Heartland Express, Inc.                                                                                    68,586
         1,858     Heico Corp.                                                                                                74,617
         1,522   2 Heidrick & Struggles International, Inc.                                                                   81,792
         6,369   2 Hexcel Corp.                                                                                              138,462
         2,100     Horizon Lines, Inc., Class A                                                                               60,606
         1,000   2 Houston Wire & Cable Co.                                                                                   25,770
         2,800   2 Hub Group, Inc.                                                                                            95,256
         1,800   2 Hudson Highland Group, Inc.                                                                                29,700
           600     Hurco Co., Inc.                                                                                            27,948
         1,300   2 Huron Consulting Group, Inc.                                                                               88,309
           600   2 ICT Group, Inc.                                                                                             9,474
         2,000   2 IHS, Inc., Class A                                                                                         94,840
         1,748   2 II-VI, Inc.                                                                                                43,403
         7,700     Ikon Office Solutions, Inc.                                                                               106,722
         2,700   2 Infrasource Services, Inc.                                                                                 93,474
         1,100   2 Innerworkings, Inc.                                                                                        14,685
         1,050   2 Innovative Solutions and Support, Inc.                                                                     18,722
         2,292   2 Insituform Technologies, Inc., Class A                                                                     37,864
         1,200     Insteel Industries, Inc.                                                                                   23,244
         1,000   2 Integrated Electrical Services, Inc.                                                                       26,640
         3,905     Interface, Inc.                                                                                            71,969
         1,800   2 Interline Brands, Inc.                                                                                     41,346
         2,300   2 Ionatron, Inc.                                                                                              7,521
        12,900   2 Jet Blue Airways Corp.                                                                                    127,065
         2,300   2 KForce Com, Inc.                                                                                           33,327
         1,028   2 Kadant, Inc.                                                                                               27,705
         1,841     Kaman Corp., Class A                                                                                       61,655
         2,268     Kaydon Corp.                                                                                              120,680
         1,720     Kelly Services, Inc., Class A                                                                              42,742
         2,000   2 Kenexa Corp.                                                                                               71,560
         4,072     Knight Transportation, Inc.                                                                                71,830
         3,100     Knoll, Inc.                                                                                                61,411
         3,108   2 Korn/Ferry International                                                                                   73,442
         1,000   2 L.B. Foster Co.                                                                                            30,190
         1,800   2 LECG Corp.                                                                                                 25,146
         1,275     LSI Industries, Inc.                                                                                       21,254
         3,770   2 Labor Ready, Inc.                                                                                          88,821
         1,200   2 Ladish Co., Inc.                                                                                           58,188
           900   2 Lamson & Sessions Co.                                                                                      19,926
           378     Lawson Products, Inc.                                                                                      13,275
         1,200   2 Layne Christensen Co.                                                                                      54,204
         1,072     Lindsay Manufacturing Co.                                                                                  43,588
           800   2 M & F Worldwide Corp.                                                                                      46,672
         2,887   2 MOOG, Inc., Class A                                                                                       123,621
           700   2 MTC Technologies, Inc.                                                                                     15,295
           800   2 Marten Transport Ltd.                                                                                      11,976
         1,412     McGrath Rentcorp.                                                                                          42,247
         1,499 2,3 Medis Technologies Ltd.                                                                                    20,087
         1,000   2 Middleby Corp.                                                                                             62,010
         1,300   2 Midwest Express Holdings, Inc.                                                                             18,122
         4,600     Miller Herman, Inc.                                                                                       140,438
           700   2 Miller Industries, Inc.                                                                                    17,024
         1,976     Mine Safety Appliances Co.                                                                                 90,204
         2,852   2 Mobile Mini, Inc.                                                                                          81,482
         2,781     Mueller Industries, Inc.                                                                                  102,563
         8,220   3 Mueller Water Products, Inc.                                                                              115,409
           100     Multi-Color Corp.                                                                                           3,784
           414     NACCO Industries, Inc., Class A                                                                            54,449
         1,527   2 NCI Building System, Inc.                                                                                  73,846
         4,139   2 Navigant Consulting, Inc.                                                                                  65,189
         2,186     Nordson Corp.                                                                                             100,031
         1,100   2 NuCo2, Inc.                                                                                                27,797
         4,100   2 Odyssey Marine Exploration, Inc.                                                                           21,197
         1,975   2 Old Dominion Freight Lines, Inc.                                                                           56,999
         2,300   2 On Assignment, Inc.                                                                                        23,069
         4,362   2 Orbital Sciences Corp.                                                                                     92,431
           100   2 PGT, Inc.                                                                                                   1,029
         3,800   2 PHH Corp.                                                                                                 110,732
         2,600     Pacer International, Inc.                                                                                  57,226
           800   2 Park-Ohio Holdings Corp.                                                                                   19,872
         2,300   2 PeopleSupport, Inc.                                                                                        21,344
         1,800   2 Perini Corp.                                                                                              110,538
         1,100   2 Pike Electric Corp.                                                                                        21,835
         1,800   2 Pinnacle Airlines Corp.                                                                                    29,016
           600   2 Powell Industries, Inc.                                                                                    20,166
         5,400   2 Power-One, Inc.                                                                                            21,384
         1,500   2 RBC Bearings, Inc.                                                                                         57,315
           900   2 RSC Holdings, Inc.                                                                                         19,107
         1,200     Raven Industries, Inc.                                                                                     40,824
         2,298     Regal Beloit Corp.                                                                                        116,555
         2,200   2 Republic Airways Holdings, Inc.                                                                            42,438
         3,700   2 Resources Connection, Inc.                                                                                120,139
         1,047     Robbins & Myers, Inc.                                                                                      55,208
         2,290     Rollins, Inc.                                                                                              54,502
         1,500   2 Rush Enterprises, Inc.                                                                                     41,925
         1,301   2 Saia, Inc.                                                                                                 26,319
         1,100     Schawk, Inc.                                                                                               21,010
         1,660   2 School Specialty, Inc.                                                                                     57,170
           474   2 Sequa Corp., Class A                                                                                       78,257
         2,608     Simpson Manufacturing Co., Inc.                                                                            88,229
         4,800     SkyWest, Inc.                                                                                             107,088
         1,504     Smith (A.O.) Corp.                                                                                         73,019
         4,465   2 Spherion Corp.                                                                                             39,426
           200   2 Standard Parking Corp.                                                                                      6,330
         1,230     Standard Register                                                                                          16,531
           977     Standex International Corp.                                                                                23,155
           100   2 Stanley, Inc.                                                                                               1,782
         1,050     Sun Hydraulics Corp.                                                                                       31,206
         1,400   2 Superior Essex, Inc.                                                                                       48,790
           900     TAL International Group, Inc.                                                                              23,652
           700   2 TBS International Ltd., Class A                                                                            26,859
         1,500   2 Taleo Corp., Class A                                                                                       32,265
         5,100 2,3 Taser International, Inc.                                                                                  77,877
           600     Team, Inc.                                                                                                 28,206
         1,426   2 Tecumseh Products Co., Class A                                                                             32,841
         3,000   2 TeleTech Holdings, Inc.                                                                                    87,990
         2,552   2 Teledyne Technologies, Inc.                                                                               113,232
         1,322     Tennant Co.                                                                                                50,963
         4,187   2 Tetra Tech, Inc.                                                                                           88,053
         1,500     Titan International, Inc.                                                                                  44,310
           500   2 TransDigm Group, Inc.                                                                                      20,600
         2,121     Tredegar Industries, Inc.                                                                                  38,942
         1,029 2,3 Trex Co. Inc.                                                                                              17,184
           100     TriMas Corp.                                                                                                1,175
         1,210     Triumph Group, Inc.                                                                                        92,214
         2,000   2 TurboChef Technologies, Inc.                                                                               28,000
           200     Twin Disc, Inc.                                                                                            10,778
         3,400     UAP Holding Corp.                                                                                          92,378
         1,400   2 Ultrapetrol Bahamas Ltd.                                                                                   32,900
           800     United Industrial Corp.                                                                                    50,528
         2,193   2 United Stationers, Inc.                                                                                   139,782
         1,238     Universal Forest Products, Inc.                                                                            48,975
           400   2 Universal Truckload Services, Inc.                                                                          7,216
         1,264     Valmont Industries, Inc.                                                                                   95,546
         1,500     Viad Corp.                                                                                                 53,925
         1,366     Vicor Corp.                                                                                                17,171
         1,061   2 Volt Information Science, Inc.                                                                             16,530
         2,272     Wabash National Corp.                                                                                      28,877
         3,435     Wabtec Corp.                                                                                              140,285
         3,400     Walter Industries, Inc.                                                                                    85,000
         2,100   2 Washington Group International, Inc.                                                                      168,672
         5,279   2 Waste Connections, Inc.                                                                                   163,649
           200     Waste Holdings, Inc.                                                                                        6,386
         1,366   2 Waste Services, Inc.                                                                                       13,933
         1,748     Watsco, Inc.                                                                                               87,243
         3,040     Watson Wyatt & Co. Holdings                                                                               135,432
         2,147     Watts Industries, Inc., Class A                                                                            74,952
         3,800     Werner Enterprises, Inc.                                                                                   73,872
         2,200   2 Williams Scotsman International, Inc.                                                                      59,730
         2,194     Woodward Governor Co.                                                                                     126,704
           500     Xerium Technologies, Inc.                                                                                   3,005
                      TOTAL                                                                                               14,831,055
                   INFORMATION TECHNOLOGY--17.3%
        29,000   2 3Com Corp.                                                                                                116,000
         2,941   2 ACI Worldwide, Inc.                                                                                        89,789
         3,900   2 AMIS Holdings, Inc.                                                                                        40,209
         2,470   2 ATMI, Inc.                                                                                                 71,581
         2,000   2 Acacia Research - Technologies                                                                             25,720
         1,000   2 Acme Packet, Inc.                                                                                          11,050
         2,051   2 Actel Corp.                                                                                                24,202
         3,200   2 Actuate Software Corp.                                                                                     20,736
         8,600   2 Adaptec, Inc.                                                                                              30,100
         4,700     Adtran, Inc.                                                                                              122,623
         2,500   2 Advanced Analogic Technologies, Inc.                                                                       22,200
         2,569   2 Advanced Energy Industries, Inc.                                                                           45,497
         1,500   2 Advent Software, Inc.                                                                                      57,045
         5,394   2 Aeroflex, Inc.                                                                                             75,678
         2,579     Agilysys, Inc.                                                                                             49,543
         7,500   2 Amkor Technology, Inc.                                                                                     92,700
         4,200 2,3 Anadigics, Inc.                                                                                            61,026
         1,680   2 Anaren Microwave, Inc.                                                                                     28,963
        11,200   2 Andrew Corp.                                                                                              157,472
         2,330   2 Anixter International, Inc.                                                                               192,575
         1,000   2 Ansoft Corp.                                                                                               25,290
         5,600   2 Ansys, Inc.                                                                                               145,824
        21,900   2 Applied Micro Circuits Corp.                                                                               63,948
         5,679   2 Ariba, Inc.                                                                                                47,420
         7,800   2 Arris Group, Inc.                                                                                         115,596
         7,200   2 Art Technology Group, Inc.                                                                                 22,896
         1,500   2 Asiainfo Holdings, Inc.                                                                                    12,315
         6,229   2 Aspen Technology, Inc.                                                                                     77,240
         3,748   2 Asyst Technologies, Inc.                                                                                   25,037
         4,100   2 Atheros Communications                                                                                    114,308
        14,000   2 Avanex Corp.                                                                                               23,800
         3,000   2 Avid Technology, Inc.                                                                                      96,300
         3,960   2 Avocent Corp.                                                                                             108,306
         7,300   2 Axcelis Technologies, Inc.                                                                                 40,515
           800   2 Bankrate, Inc.                                                                                             35,880
        13,900   2 BearingPoint, Inc.                                                                                         90,628
           700     Bel Fuse, Inc.                                                                                             21,168
         4,792   2 Benchmark Electronics, Inc.                                                                               106,382
           400   2 Bigband Networks, Inc.                                                                                      5,200
         8,700   2 Bisys Group, Inc.                                                                                         104,139
         1,522     Black Box Corp.                                                                                            61,261
         2,885     Blackbaud, Inc.                                                                                            60,412
         2,100   2 Blackboard, Inc.                                                                                           92,883
           900   2 Blue Coat Systems, Inc.                                                                                    43,857
         6,220   2 Borland Software Corp.                                                                                     33,028
         1,600   2 Bottomline Technologies, Inc.                                                                              18,656
         4,010   2 Brightpoint, Inc.                                                                                          52,651
         5,632   2 Brooks Automation, Inc.                                                                                    98,954
         3,724   2 C-COR Electronics, Inc.                                                                                    50,088
         2,200   2 CACI International, Inc., Class A                                                                          97,768
        35,000   2 CMG Information Services, Inc.                                                                             55,300
        11,100   2 CNET, Inc.                                                                                                 83,583
           100   2 CPI International, Inc.                                                                                     1,702
         3,500   2 CSG Systems International, Inc.                                                                            87,570
         2,550     CTS Corp.                                                                                                  32,487
         1,700   2 Cabot Microelectronics Corp.                                                                               72,471
           150     Cass Information Systems, Inc.                                                                              5,012
           100   2 Cavium Networks, Inc.                                                                                       2,375
         3,032   2 Checkpoint Systems, Inc.                                                                                   69,948
         2,260   2 Chordiant Software, Inc.                                                                                   32,318
         4,180   2 Ciber, Inc.                                                                                                31,726
         6,300   2 Cirrus Logic, Inc.                                                                                         45,864
         2,800   2 Cogent, Inc.                                                                                               37,268
         3,200     Cognex Corp.                                                                                               67,296
         2,244   2 Coherent, Inc.                                                                                             64,964
         1,821     Cohu, Inc.                                                                                                 36,402
         1,000   2 Color Kinetics, Inc.                                                                                       33,670
         3,000   2 Commvault Systems, Inc.                                                                                    50,940
         1,400   2 Comtech Group, Inc.                                                                                        19,908
         1,875   2 Comtech Telecommunications Corp.                                                                           81,506
           100   2 Comverge, Inc.                                                                                              3,144
         2,700   2 Concur Technologies, Inc.                                                                                  64,422
        35,300   2 Conexant Systems, Inc.                                                                                     46,243
         3,300   2 Cray, Inc.                                                                                                 23,925
         6,740   2 Credence Systems Corp.                                                                                     23,927
         2,100   2 Cybersource Corp.                                                                                          24,171
             4   2 CycleLogic, Inc.                                                                                                0
         2,900   2 Cymer, Inc.                                                                                               123,975
         2,218   2 DSP Group, Inc.                                                                                            39,525
         1,300   2 DTS, Inc.                                                                                                  27,248
         2,700   3 Daktronics, Inc.                                                                                           57,402
         2,100   2 DealerTrack Holdings, Inc.                                                                                 75,726
         1,600   2 Digi International, Inc.                                                                                   22,848
         3,000   2 Digital River, Inc.                                                                                       135,030
         2,213   2 Diodes, Inc.                                                                                               58,786
         2,400   2 Ditech Networks, Inc.                                                                                      17,904
         1,200   2 DivX, Inc.                                                                                                 16,212
         1,100   2 Double-Take Software, Inc.                                                                                 16,786
         3,000   2 Dycom Industries, Inc.                                                                                     83,850
         1,100   2 EMS Technologies, Inc.                                                                                     24,167
         1,850   2 EPIQ Systems, Inc.                                                                                         31,543
           200   2 Eagle Test Systems, Inc.                                                                                    2,998
         9,900   2 EarthLink Network, Inc.                                                                                    68,805
         2,300   2 Echelon Corp.                                                                                              45,379
         2,339   2 Electro Scientific Industries, Inc.                                                                        51,341
         4,300   2 Electronics for Imaging, Inc.                                                                             112,918
         6,100   2 Emulex Corp.                                                                                              120,780
           100   2 EnerNOC, Inc.                                                                                               3,539
         9,526   2 Entegris, Inc.                                                                                            102,690
         4,200   2 Epicor Software Corp.                                                                                      54,852
         2,200   2 Equinix, Inc.                                                                                             191,202
         3,250   2 Euronet Worldwide, Inc.                                                                                    82,583
         2,844   2 Exar Corp.                                                                                                 40,186
           850   2 Excel Technology, Inc.                                                                                     21,259
         1,200   2 Exlservice Holding, Inc.                                                                                   20,292
         9,100   2 Extreme Networks, Inc.                                                                                     36,946
         2,331   2 FEI Co.                                                                                                    66,853
         4,800   2 FLIR Systems, Inc.                                                                                        209,520
         2,273   2 FalconStor Software, Inc.                                                                                  23,616
           800   2 Faro Technologies, Inc.                                                                                    29,784
        17,400   2 Finisar Corp.                                                                                              63,162
         3,300   2 FormFactor, Inc.                                                                                          126,687
         1,041   2 Forrester Research, Inc.                                                                                   25,838
        10,400   2 Foundry Networks, Inc.                                                                                    182,936
         4,941   2 Gartner Group, Inc., Class A                                                                              103,415
        22,000   2 Gateway, Inc.                                                                                              31,240
         3,000   2 Genesis Microchip, Inc.                                                                                    25,890
         1,200   2 Gerber Scientific, Inc.                                                                                    12,456
         2,000     Gevity HR, Inc.                                                                                            30,060
         2,500   2 Global Cash Access LLC                                                                                     34,150
         2,100   2 Greenfield Online, Inc.                                                                                    34,104
         5,800   2 Harmonic Lightwaves, Inc.                                                                                  51,446
         1,500   2 Harris Stratex Networks, Inc., Class A                                                                     25,530
           700     Heartland Payment Systems, Inc.                                                                            21,721
         5,700     Henry Jack & Associates, Inc.                                                                             136,914
           900   2 Hittite Microwave Corp.                                                                                    36,198
           200     Hughes Communications, Inc.                                                                                 9,220
         1,860   2 Hutchinson Technology, Inc.                                                                                37,312
         4,100   2 Hypercom Corp.                                                                                             21,074
         1,100   2 I2 Technologies, Inc.                                                                                      17,864
         1,600   2 IGATE Capital Corp.                                                                                        12,288
           400   2 IPG Photonics Corp.                                                                                         7,668
         1,544   2 IXYS Corp.                                                                                                 14,683
         2,500     Imation Corp.                                                                                              78,200
         1,200   2 Imergent, Inc.                                                                                             25,920
         2,400   2 Immersion Corp.                                                                                            37,416
         2,400   2 InfoSpace.com, Inc.                                                                                        49,968
         2,324     InfoUSA, Inc.                                                                                              23,821
         2,100   2 Infocrossing, Inc.                                                                                         37,002
         6,400   2 Informatica Corp.                                                                                          89,216
         3,796   2 Insight Enterprises, Inc.                                                                                  85,638
           500     Integral Systems, Inc.                                                                                     11,750
         1,780     Inter-Tel, Inc.                                                                                            44,180
         3,700   2 InterDigital, Inc.                                                                                        103,415
           600   2 Interactive Intelligence, Inc.                                                                             12,414
         3,983 2,3 Intermec, Inc.                                                                                            102,084
         2,950   2 Internap Network Services Corp.                                                                            43,483
         2,800   2 Internet Capital Group, Inc.                                                                               31,976
         2,900   2 Intervoice, Inc.                                                                                           23,084
         3,425   2 Interwoven, Inc.                                                                                           47,436
         1,500   2 Intevac, Inc.                                                                                              24,375
           100   2 Isilon Systems, Inc.                                                                                          955
         2,330   2 Itron, Inc.                                                                                               185,072
         2,600   2 Ixia                                                                                                       24,336
         2,193   2 JDA Software Group, Inc.                                                                                   49,584
         6,000   2 Kemet Corp.                                                                                                42,240
           500   2 Keynote Systems, Inc.                                                                                       7,495
         2,300   2 Komag, Inc.                                                                                                73,623
         4,694   2 Kulicke & Soffa Industries                                                                                 43,936
         4,649   2 L-1 Identity Solutions, Inc.                                                                               79,684
         5,331   2 LTX Corp.                                                                                                  24,469
         8,400   2 Lattice Semiconductor Corp.                                                                                39,732
         8,800   2 Lawson Software Inc.                                                                                       83,864
         4,200   2 Lionbridge Technologies, Inc.                                                                              19,698
           800   2 Liquidity Services, Inc.                                                                                   12,368
         1,664   2 Littelfuse, Inc.                                                                                           54,230
         3,800   2 LivePerson, Inc.                                                                                           19,912
         1,400   2 Lo-Jack Corp.                                                                                              29,848
         1,600   2 LoopNet, Inc.                                                                                              33,088
           600   2 Loral Space & Communications Ltd.                                                                          24,834
         3,026   2 MICROS Systems Corp.                                                                                      161,225
         3,100   2 MIPS Technologies, Inc.                                                                                    27,435
         3,300   2 MKS Instruments, Inc.                                                                                      74,910
         7,358   2 MPS Group, Inc.                                                                                            98,082
         9,090   2 MRV Communications, Inc.                                                                                   24,089
         2,400   2 MSC Software Corp.                                                                                         31,152
         1,500     MTS Systems Corp.                                                                                          62,625
         3,800   2 Macrovision Corp.                                                                                          90,364
         3,300   2 Magma Design Automation                                                                                    48,873
         1,300   2 ManTech International Corp., Class A                                                                       42,458
         2,012   2 Manhattan Associates, Inc.                                                                                 56,074
         1,500     Marchex, Inc., Class B                                                                                     20,220
         2,500   2 Mastec, Inc.                                                                                               34,175
         3,771   2 Mattson Technology, Inc.                                                                                   37,559
         1,479     Maximus, Inc.                                                                                              61,807
           800   2 Measurement Specialties, Inc.                                                                              17,608
         5,900   2 Mentor Graphics Corp.                                                                                      70,859
         1,747   2 Mercury Computer Systems, Inc.                                                                             19,095
         2,786     Methode Electronics, Inc., Class A                                                                         45,050
         4,800     Micrel, Inc.                                                                                               49,680
           737   2 MicroStrategy, Inc., Class A                                                                               53,882
         5,508   2 Microsemi Corp.                                                                                           128,391
         3,600   2 Microtune, Inc.                                                                                            19,620
         2,689 2,3 Midway Games, Inc.                                                                                         16,403
         1,200   2 Monolithic Power Systems                                                                                   20,064
           500   2 Multi-Fineline Electronix, Inc.                                                                             7,130
         2,400   2 NIC, Inc.                                                                                                  16,008
         2,300   2 Ness Technologies, Inc.                                                                                    27,048
         3,300   2 Net 1 UEPS Technologies, Inc.                                                                              75,339
         1,300   2 NetLogic Microsystems, Inc.                                                                                39,624
         2,700   2 Netgear, Inc.                                                                                              74,682
         1,100   2 Network Equipment Technologies, Inc.                                                                       10,384
         3,000   2 Newport Corp.                                                                                              39,210
         1,100     Nextwave Wireless, Inc.                                                                                     6,765
         2,500   2 Novatel Wireless, Inc.                                                                                     53,825
         9,452   2 Nuance Communications, Inc.                                                                               155,769
        16,800   2 ON Semiconductor Corp.                                                                                    198,576
         1,100   2 OSI Systems, Inc.                                                                                          27,236
           300   2 OYO Geospace Corp.                                                                                         23,322
         2,400   2 Omniture, Inc.                                                                                             54,840
         4,000   2 Omnivision Technologies, Inc.                                                                              68,680
        10,700   2 On2 Technologies, Inc.                                                                                     18,832
         2,500   2 Online Resources Corp.                                                                                     27,325
           800   2 OpNext, Inc.                                                                                                9,768
         3,400   2 OpenTV Corp.                                                                                                6,460
         7,033   2 Openwave Systems, Inc.                                                                                     36,994
         2,085   2 Oplink Communications, Inc.                                                                                33,714
         7,100   2 Opsware, Inc.                                                                                             100,110
         1,400 2,3 Optium Corp.                                                                                               10,346
         1,400   2 Orbcomm, Inc.                                                                                              21,476
           300   2 PC Connections, Inc.                                                                                        4,032
         1,100   2 PDF Solutions, Inc.                                                                                        12,199
         1,800   2 PLX Technology, Inc.                                                                                       19,872
        14,200   2 PMC-Sierra, Inc.                                                                                          108,204
         2,661   2 Packeteer, Inc.                                                                                            18,308
         7,478 2,3 Palm, Inc.                                                                                                111,572
         8,220   2 Parametric Technology Corp.                                                                               144,919
         1,592     Park Electrochemical Corp.                                                                                 47,203
           700     Pegasystems, Inc.                                                                                           7,378
         1,700   2 Perficient, Inc.                                                                                           33,609
         1,884   2 Pericom Semiconductor Corp.                                                                                20,121
         6,100   2 Perot Systems Corp.                                                                                        92,842
         2,924   2 Photronics, Inc.                                                                                           40,994
         3,500     Plantronics, Inc.                                                                                          98,070
         3,358   2 Plexus Corp.                                                                                               81,432
         6,600   2 Polycom, Inc.                                                                                             204,402
         9,100   2 Powerwave Technologies, Inc.                                                                               59,514
         3,214   2 Progress Software Corp.                                                                                    97,224
           700     QAD, Inc.                                                                                                   5,670
         1,200     Quality Systems, Inc.                                                                                      46,488
        14,000   2 Quantum Corp. - DLT & Storage Systems                                                                      39,620
         4,600   2 Quest Software, Inc.                                                                                       68,080
        15,100   2 RF Micro Devices, Inc.                                                                                    104,794
         2,200   2 Rackable Systems, Inc.                                                                                     26,620
         1,549   2 RadiSys Corp.                                                                                              18,185
         1,900   2 Radiant Systems, Inc.                                                                                      26,410
         7,900   2 RealNetworks, Inc.                                                                                         56,248
           579     Renaissance Learning, Inc.                                                                                  6,554
         1,400   2 RightNow Technologies, Inc.                                                                                18,480
           400   2 Rimage Corp.                                                                                                9,616
         1,200   2 Rofin-Sinar Technologies, Inc.                                                                             78,084
         1,316   2 Rogers Corp.                                                                                               47,560
         1,958   2 Rudolph Technologies, Inc.                                                                                 30,643
         4,900   2 S1 Corp.                                                                                                   35,623
         6,520   2 SAIC, Inc.                                                                                                109,275
         1,940   2 SAVVIS, Inc.                                                                                               72,866
           900   2 SI International, Inc.                                                                                     26,217
         1,316   2 SPSS, Inc.                                                                                                 54,009
         2,600   2 SRA International, Inc.                                                                                    61,932
         3,500   2 STEC, Inc.                                                                                                 25,725
         6,800   2 Safeguard Scientifics, Inc.                                                                                15,640
         6,300   2 Sapient Corp.                                                                                              44,919
         1,900   2 ScanSource, Inc.                                                                                           50,977
         1,100   2 SeaChange International, Inc.                                                                               7,678
         3,852   2 Secure Computing Corp.                                                                                     30,431
         1,543   2 Semitool, Inc.                                                                                             14,767
         5,300   2 Semtech Corp.                                                                                              86,125
         3,800   2 SiRF Technology Holdings, Inc.                                                                             89,072
         1,700   2 Sigma Designs, Inc.                                                                                        54,060
           200     Silicon Graphics, Inc.                                                                                      4,764
         6,306   2 Silicon Image, Inc.                                                                                        43,007
         6,800   2 Silicon Storage Technology                                                                                 24,616
         2,200   2 Sirenza Microdevices, Inc.                                                                                 24,992
        11,900   2 Skyworks Solutions, Inc.                                                                                   94,248
         3,100   2 Smart Modular Technologies (WWH), Inc.                                                                     38,099
         2,700   2 Smith Micro Software, Inc.                                                                                 36,855
         2,100   2 Sohu.com, Inc.                                                                                             67,473
         1,400   2 Solera Holdings, Inc.                                                                                      26,180
         2,200   2 Sonic Solutions                                                                                            24,596
         4,164   2 Sonicwall, Inc.                                                                                            36,810
        18,200   2 Sonus Networks, Inc.                                                                                      124,488
         6,600   2 SourceForge, Inc.                                                                                          24,486
         5,800   2 Spansion, Inc.                                                                                             61,538
         1,622   2 Standard Microsystems Corp.                                                                                54,159
           200   2 StorageNetworks, Inc.                                                                                           0
           850   2 Stratasys, Inc.                                                                                            37,409
         1,031   2 Supertex, Inc.                                                                                             35,992
         1,400   2 Switch & Data Facilities Co.                                                                               22,120
         6,600   2 Sybase, Inc.                                                                                              156,552
        13,300   2 Sycamore Networks, Inc.                                                                                    55,328
         2,200   2 Sykes Enterprises, Inc.                                                                                    36,828
         3,600   2 Symmetricom, Inc.                                                                                          26,856
         2,100   2 Synaptics, Inc.                                                                                            73,752
         1,100   2 Synchronoss Technologies, Inc.                                                                             39,996
           700   2 Synnex Corp.                                                                                               14,224
           665     Syntel, Inc.                                                                                               23,947
         4,999   2 THQ, Inc.                                                                                                 143,771
         1,700   2 TNS, Inc.                                                                                                  22,219
         3,100   2 TTM Technologies                                                                                           40,424
         5,300   2 Take-Two Interactive Software, Inc.                                                                        93,439
         2,938     Technitrol, Inc.                                                                                           76,388
         1,300   2 Techwell, Inc.                                                                                             16,224
         4,400   2 Tekelec, Inc.                                                                                              56,364
         3,430   2 Terremark Worldwide, Inc.                                                                                  20,614
         3,300   2 Tessera Technologies, Inc.                                                                                135,729
         2,300   2 The Knot, Inc.                                                                                             41,745
         1,500     TheStreet.com, Inc.                                                                                        16,665
        15,600   2 Tibco Software, Inc.                                                                                      126,828
           400   2 Travelzoo, Inc.                                                                                             8,264
         4,500   2 Trident Microsystems, Inc.                                                                                 68,445
        10,312   2 Triquint Semiconductor, Inc.                                                                               45,579
         2,800   2 Tyler Technologies, Inc.                                                                                   33,684
         8,000   2 UTStarcom, Inc.                                                                                            25,760
         1,800   2 Ultimate Software Group, Inc.                                                                              48,834
         1,900   2 Ultra Clean Holdings, Inc.                                                                                 26,733
         1,843   2 Ultratech, Inc.                                                                                            23,111
           300   2 Unica Corp.                                                                                                 3,513
         4,800     United Online, Inc.                                                                                        67,776
         1,690   2 Universal Display Corp.                                                                                    25,384
         2,200   2 VASCO Data Security International, Inc.                                                                    58,234
         7,130   2 ValueClick, Inc.                                                                                          152,439
         2,241   2 Veeco Instruments, Inc.                                                                                    41,010
         1,674   2 ViaSat, Inc.                                                                                               47,927
         2,210   2 Vignette Corp.                                                                                             46,498
         3,300   2 VistaPrint Ltd.                                                                                           112,695
         1,900   2 Visual Sciences, Inc.                                                                                      32,319
         1,200   2 Vocus, Inc.                                                                                                33,708
         1,400   2 Volterra Semiconductor Corp.                                                                               16,086
         3,376   2 Websense, Inc.                                                                                             67,385
         5,600   2 Wind River Systems, Inc.                                                                                   53,536
         2,900   2 Wright Express Corp.                                                                                       98,774
         2,006   2 X-Rite, Inc.                                                                                               27,081
         3,793   2 Zoran Corp.                                                                                                71,498
         1,000   2 Zygo Corp.                                                                                                 12,020
         1,300   2 eCollege.com                                                                                               29,172
         3,600   2 eFunds Corp.                                                                                              128,700
         2,259   2 eSpeed, Inc., Class A                                                                                      18,298
         1,600     iBasis, Inc.                                                                                               15,040
         3,600   2 iPass, Inc.                                                                                                17,100
         3,600   2 j2 Global Communications, Inc.                                                                            117,504
                      TOTAL                                                                                               17,716,606
                   MATERIALS--4.6%
           600   2 AEP Industries, Inc.                                                                                       23,784
         1,666     AMCOL International Corp.                                                                                  47,698
         1,199     American Vanguard Corp.                                                                                    15,107
         3,900   2 Apex Silver Mines Ltd.                                                                                     65,442
         5,000     Aptargroup, Inc.                                                                                          182,000
         1,793     Arch Chemicals, Inc.                                                                                       63,436
           925     Balchem Corp.                                                                                              15,734
         4,100     Bowater, Inc.                                                                                              80,442
         1,455   2 Brush Engineered Materials, Inc.                                                                           55,101
         2,290   2 Buckeye Technologies, Inc.                                                                                 35,106
         3,800     CF Industries Holdings, Inc.                                                                              218,424
         3,051 2,3 Calgon Carbon Corp.                                                                                        33,561
           600     Castle (A.M.) & Co.                                                                                        19,812
         2,260   2 Century Aluminum Co.                                                                                      116,480
         1,429   2 Chesapeake Corp.                                                                                           15,933
           200   2 Claymont Steel Holdings, Inc.                                                                               3,986
        21,800 2,3 Coeur d'Alene Mines Corp.                                                                                  85,238
         2,300     Compass Minerals International, Inc.                                                                       75,532
           792     Deltic Timber Corp.                                                                                        41,176
         3,501     Ferro Corp.                                                                                                78,247
         1,600   2 Flotek Industries, Inc.                                                                                    47,584
         4,372     Fuller (H.B.) Co.                                                                                         120,798
         2,883     Georgia Gulf Corp.                                                                                         46,676
         3,257     Glatfelter (P.H.) Co.                                                                                      43,742
         5,300   2 Grace (W.R.) & Co.                                                                                        109,445
         4,900   2 Graphic Packaging Corp.                                                                                    21,756
         2,168     Greif, Inc., Class A                                                                                      119,240
           700   2 Haynes International, Inc.                                                                                 62,867
         3,400   2 Headwaters, Inc.                                                                                           54,842
         9,600     Hecla Mining Co.                                                                                           75,360
         8,400   2 Hercules, Inc.                                                                                            174,384
         4,700   2 Idaho General Mines, Inc.                                                                                  32,759
           900     Innophos Holdings, Inc.                                                                                    10,494
         1,800     Innospec, Inc.                                                                                             49,554
         1,000     Kaiser Aluminum Corp.                                                                                      67,510
         1,000     Koppers Holdings, Inc.                                                                                     29,570
           284     Kronos Worldwide, Inc.                                                                                      6,643
         1,400   2 LSB Industries, Inc.                                                                                       27,286
           900   2 Landec Corp.                                                                                               10,359
         2,000   2 Mercer International, Inc.                                                                                 17,380
         1,800     Metal Management, Inc.                                                                                     75,618
         1,563     Minerals Technologies, Inc.                                                                               101,079
         2,059     Myers Industries, Inc.                                                                                     44,042
           622     NL Industries, Inc.                                                                                         6,133
         1,100     Neenah Paper, Inc.                                                                                         42,603
         1,100     Newmarket Corp.                                                                                            51,073
           300   2 Northwest Pipe Co.                                                                                         10,083
         2,200   2 OM Group, Inc.                                                                                            106,568
         5,323     Olin Corp.                                                                                                111,091
           600     Olympic Steel, Inc.                                                                                        15,762
           900   2 Pioneer Cos., Inc.                                                                                         31,140
         6,642   2 Polyone Corp.                                                                                              49,948
         2,755     Quanex Corp.                                                                                              124,140
         1,777   2 RTI International Metals                                                                                  140,809
         2,304     Rock-Tenn Co.                                                                                              70,779
         2,200   2 Rockwood Holdings, Inc.                                                                                    76,098
         1,700     Royal Gold, Inc.                                                                                           41,956
         1,967     Ryerson, Inc.                                                                                              63,121
         1,700     Schnitzer Steel Industries, Inc., Class A                                                                  92,123
         2,459     Schulman (A.), Inc.                                                                                        57,098
         1,093     Schweitzer-Mauduit International, Inc.                                                                     24,953
         3,563     Sensient Technologies Corp.                                                                                90,500
           600   2 Shengdatech, Inc.                                                                                           3,042
         1,700     Silgan Holdings, Inc.                                                                                      87,754
         2,147     Spartech Corp.                                                                                             47,341
           430     Stepan Co.                                                                                                 11,864
         2,990   2 Stillwater Mining Co.                                                                                      27,209
         2,501   2 Symyx Technologies, Inc.                                                                                   22,309
         6,300   2 Terra Industries, Inc.                                                                                    154,539
         2,006     Texas Industries, Inc.                                                                                    158,093
           600     Tronox, Inc., Class A                                                                                       7,134
         2,000     Tronox, Inc., Class B                                                                                      24,600
         2,400 2,3 U.S. Concrete, Inc.                                                                                        18,216
         4,400   2 U.S. Gold Corp.                                                                                            25,652
           600   2 Universal Stainless & Alloy                                                                                22,644
           500     Valhi, Inc.                                                                                                 8,205
         3,395     Wausau-Mosinee Paper Corp.                                                                                 37,990
           800   2 Wheeling Pittsburgh Corp.                                                                                  15,928
         5,300     Worthington Industries, Inc.                                                                              109,710
         1,600 2,3 Zoltek Cos., Inc.                                                                                          75,040
                      TOTAL                                                                                                4,684,475
                   TELECOMMUNICATION SERVICES--1.5%
         3,800     Alaska Communications Systems Holdings, Inc.                                                               54,606
           200   2 Aruba Networks, Inc.                                                                                        4,016
           300     Atlantic Telephone Network, Inc.                                                                            8,754
         1,440     CT Communications, Inc.                                                                                    44,136
         1,300   2 Cbeyond Communications, Inc.                                                                               45,981
         1,327   2 Centennial Cellular Corp., Class A                                                                         13,575
        19,100   2 Cincinnati Bell, Inc.                                                                                      98,556
         3,300   2 Cogent Communications Group, Inc.                                                                          94,644
         1,300     Consolidated Communications Holdings, Inc.                                                                 23,686
        11,000   2 Dobson Communications Corp., Class A                                                                      136,950
           800   2 Eschelon Telecom, Inc.                                                                                     23,608
         2,300     FairPoint Communications, Inc.                                                                             35,558
         8,550   2 FiberTower Corp.                                                                                           30,096
         4,376   2 General Communications, Inc., Class A                                                                      50,368
         2,100     Global Crossing Ltd.                                                                                       37,023
           600   2 Globalstar, Inc.                                                                                            6,558
         1,157     Golden Telecom, Inc.                                                                                       74,684
         9,300     ICO Global Communications Holdings Ltd.                                                                    29,760
         3,600     IDT Corp., Class B                                                                                         35,928
         2,000   2 Inphonic, Inc.                                                                                              7,200
         2,300     Iowa Telecommunication Services, Inc.                                                                      47,288
         1,600     NTELOS Holdings Corp.                                                                                      42,880
         1,529     North Pittsburgh Systems, Inc.                                                                             35,610
         5,020   2 PAETEC Holding Corp.                                                                                       59,236
         5,000   2 Premiere Global Services, Inc.                                                                             58,200
           700   2 Rural Cellular Corp.                                                                                       29,862
           500     Shenandoah Telecommunications Co.                                                                          24,365
         1,000     SureWest Communications                                                                                    26,990
         1,400   2 Syniverse Holdings, Inc.                                                                                   18,830
        10,750   2 Time Warner Telecom, Inc.                                                                                 210,163
         1,940   2 USA Mobility, Inc.                                                                                         46,308
         3,200   2 Vonage Holdings Corp.                                                                                       6,816
         1,200   2 iPCS, Inc.                                                                                                 38,988
                      TOTAL                                                                                                1,501,223
                   UTILITIES--2.5%
         1,900     Allete, Inc.                                                                                               83,296
         1,279     American States Water Co.                                                                                  47,182
        26,899   2 Aquila, Inc.                                                                                              101,678
         3,985     Avista Corp.                                                                                               78,983
         2,700     Black Hills Corp.                                                                                         100,710
         1,104     CH Energy Group, Inc.                                                                                      48,962
           500   2 Cadiz, Inc.                                                                                                 8,780
         1,327     California Water Service Group                                                                             49,099
           500     Central VT Public Service Corp.                                                                            17,000
         4,280     Cleco Corp.                                                                                               101,650
           600     Consolidated Water Co.                                                                                     17,370
         3,615   2 El Paso Electric Co.                                                                                       84,121
         2,361     Empire Distribution Electric Co.                                                                           51,210
           500     EnergySouth, Inc.                                                                                          22,535
         2,800     ITC Holdings Corp.                                                                                        117,740
         3,200     Idacorp, Inc.                                                                                              99,072
         1,597     Laclede Group, Inc.                                                                                        47,191
         1,542     MGE Energy, Inc.                                                                                           46,275
         3,300     NICOR, Inc.                                                                                               130,053
         2,121     New Jersey Resources Corp.                                                                                 99,687
         2,096     Northwest Natural Gas Co.                                                                                  87,340
         2,400     Northwestern Corp.                                                                                         64,944
           700     Ormat Technologies, Inc.                                                                                   29,015
         2,171     Otter Tail Corp.                                                                                           63,958
         5,500     PNM Resources, Inc.                                                                                       142,065
         5,400     Piedmont Natural Gas, Inc.                                                                                125,226
         2,200     Portland General Electric Co.                                                                              59,202
         1,064     SJW Corp.                                                                                                  30,633
         1,200     Semco Energy, Inc.                                                                                          9,144
         2,164     South Jersey Industries, Inc.                                                                              70,914
         2,878     Southwest Gas Corp.                                                                                        89,448
         2,271     Southwest Water Co.                                                                                        30,045
         1,941     UIL Holdings Corp.                                                                                         57,415
         2,606     UniSource Energy Corp.                                                                                     79,301
         3,500     WGL Holdings, Inc.                                                                                        104,790
         6,400     Westar Energy, Inc.                                                                                       147,328
                      TOTAL                                                                                                2,543,362
                      TOTAL COMMON STOCKS                                                                                 96,380,591
                      (IDENTIFIED COST $70,668,730)
                   PREFERRED STOCK-0.0%
                   HEALTH CARE-0.0%
            76     Genesis Health Ventures, Inc., Pfd.                                                                             0
                   (IDENTIFIED COST $28,732)
                   REPURCHASE AGREEMENTS-8.0%
  $  5,743,000   4 Interest in $2,000,000,000 joint repurchase agreement 5.29%, dated 7/31/2007 under which ABN            5,743,000
                   AMRO Bank NV, New York will repurchase U.S. Government Agency securities with various maturities to 7/1/2047 for $2,000,293,889 on 8/1/2007. The market value of the underlying securities at the end of the period was $2,046,163,936.
     2,456,000     Interest in $3,700,000,000 joint repurchase agreement, 5.32%, dated 7/31/2007 under which CS            2,456,000
                   First Boston Corp., will repurchase U.S. Government Agency securities with various maturities to
                   8/16/2043 for $3,700,546,778 on 8/1/2007. The market value of the underlying securities at the end of the period was $3,811,008,459 (purchased with proceeds from securities lending collateral).
                      TOTAL REPURCHASE AGREEMENTS                                                                          8,199,000
                      TOTAL INVESTMENTS --- 102.1%                                                                       104,579,591
                      (IDENTIFIED COST $78,896,462)5
                      OTHER ASSETS AND LIABILITIES --- NET --- (2.1)%                                                    (2,107,388)
                      TOTAL NET ASSETS --- 100%                                                                        $ 102,472,203


1 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Russell 2000 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $6,248,000 at July 31, 2007, which represents 6.1% of net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the Russell 2000 Index is 100.5%.

2    Non-income producing security.

3    All  or  a  portion  of  these   securities  are  temporarily  on  loan  to
     unaffiliated broker/dealers.

     As of July 31, 2007, securities subject to this type of arrangement and related collateral were as follows:

     MARKET VALUE OF SECURITIES LOANED       MARKET VALUE OF COLLATERAL
     $2,263,833                              $2,456,000

4 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

5 At July 31, 2007, the cost of investments for federal tax purposes was $78,896,462. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation from futures contracts was $25,683,129. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $32,473,597 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,790,468.

     At July 31, 2007, the Fund had the following outstanding futures contracts:


                                              NUMBER OF         NOTIONAL      EXPIRATION                UNREALIZED
    CONTRACTS                                 CONTRACTS         VALUE         DATE                    DEPRECIATION
    2Russell 2000 Index Long Futures          16                $6,248,000    September 2007          $(474,938)



INVESTMENT VALUATION

Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.


    Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.












ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED INDEX TRUST

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        September 24, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        September 24, 2007

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        September 24, 2007